Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett

Climate Focused Bond Fund

Emerging Markets Equity Fund

International Growth Fund

Investment Grade Floating Rate Fund

Short Duration High Yield Fund

For the period ended October 31, 2024

Schedule of Investments (unaudited)

CLIMATE FOCUSED BOND FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
LONG-TERM INVESTMENTS 92.36%

ASSET-BACKED SECURITIES 0.48%

Automobiles 0.16%
Tesla Auto Lease Trust Series 2023-A Class A3†	5.89%		6/22/2026		$50,000	$50,193

Other 0.32%
Stream Innovations Issuer Trust Series 2024-2A Class A†	5.21%		2/15/2045		100,000	100,092
Total Asset-Backed Securities (cost $149,974)						150,285

CONVERTIBLE BONDS 0.23%

Environmental Control 0.09%
Tetra Tech, Inc.	2.25%		8/15/2028		20,000	27,020

REITS 0.14%
HAT Holdings I LLC/HAT Holdings II LLC†	Zero Coupon		5/1/2025		42,000	44,856
Total Convertible Bonds (cost $61,663)						71,876

CORPORATE BONDS 52.09%

Auto Manufacturers 0.58%
Ford Motor Co.	3.25%		2/12/2032		83,000	69,465
Hyundai Capital America†	5.80%		6/26/2025		112,000	112,639
Total						182,104

Auto Parts & Equipment 1.96%
Aptiv PLC (Ireland)(a)	4.35%		3/15/2029		99,000	96,898
Dana, Inc.	4.25%		9/1/2030		142,000	124,283
Denso Corp. (Japan)†(a)	4.42%		9/11/2029		200,000	197,574
ZF Finance GmbH	2.25%		5/3/2028	EUR	100,000	99,559
ZF Finance GmbH	2.25%		5/3/2028	EUR	100,000	99,559
Total						617,873

Banks 6.18%
AIB Group PLC	0.50% (1 yr. EUR Swap + 0.75%	)#	11/17/2027	EUR	100,000	103,345
Banco de Sabadell SA	2.625% (1 yr. EUR Swap + 2.20%	)#	3/24/2026	EUR	100,000	108,562
BNP Paribas SA (France)†(a)	1.675% (SOFR + 0.91%	)#	6/30/2027		$200,000	189,620
Caixa Geral de Depositos SA	2.875% (1 yr. EUR Swap + 1.40%	)#	6/15/2026	EUR	100,000	108,577

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Banks (continued)
CaixaBank SA	1.25% (5 yr. EUR Swap + 1.63%	)#	6/18/2031	EUR	100,000	$105,155
Danske Bank AS	0.75% (1 yr. EURIBOR ICE Swap + 0.88%	)#	6/9/2029	EUR	200,000	199,181
ING Groep NV	0.875% (5 yr. EURIBOR ICE Swap + 1.15%	)#	6/9/2032	EUR	100,000	101,843
Intesa Sanpaolo SpA	0.75%		3/16/2028	EUR	100,000	100,856
Kreditanstalt fuer Wiederaufbau	Zero Coupon		9/15/2028	EUR	140,000	138,306
Kreditanstalt fuer Wiederaufbau	0.875%		9/15/2026	GBP	200,000	240,892
NatWest Group PLC	2.057% (1 yr. U.K. Government Bond + 1.27%	)#	11/9/2028	GBP	300,000	353,364
Nordea Bank Abp	0.50%		3/19/2031	EUR	100,000	92,191
Toronto-Dominion Bank (Canada)(a)	5.264%		12/11/2026		$100,000	101,328
Total						1,943,220

Building Materials 1.40%
Carrier Global Corp.†(b)	3.625%		1/15/2037	EUR	100,000	107,177
Eco Material Technologies, Inc.†	7.875%		1/31/2027		$51,000	51,378
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.375%		12/15/2030	EUR	200,000	228,974
Owens Corning	3.95%		8/15/2029		$55,000	52,755
Total						440,284

Chemicals 2.25%
Air Liquide Finance SA	0.375%		5/27/2031	EUR	100,000	91,595
Air Products & Chemicals, Inc.	4.85%		2/8/2034		$100,000	99,308
Itelyum Regeneration SpA	4.625%		10/1/2026	EUR	100,000	108,095
Olympus Water U.S. Holding Corp.	9.625%		11/15/2028	EUR	100,000	116,235
SNF Group SACA	2.625%		2/1/2029	EUR	100,000	103,403
SNF Group SACA (France)†(a)	3.125%		3/15/2027		$200,000	190,447
Total						709,083

Commercial Services 1.20%
Bureau Veritas SA	1.875%		1/6/2025	EUR	100,000	108,545
Global Payments, Inc.	3.20%		8/15/2029		$98,000	90,230
Massachusetts Institute of Technology	3.959%		7/1/2038		75,000	69,207
Quanta Services, Inc.	2.35%		1/15/2032		131,000	109,978
Total						377,960

Diversified Financial Services 0.33%
LeasePlan Corp. NV	0.25%		2/23/2026	EUR	100,000	104,896

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Electric 10.36%
AES Corp.	2.45%		1/15/2031			$130,000	$109,403
AES Corp.	5.45%		6/1/2028			56,000	56,560
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC†(b)	5.625%		2/15/2032		EUR	100,000	111,571
CenterPoint Energy Houston Electric LLC	5.30%		4/1/2053			$96,000	93,889
Clearway Energy Operating LLC†	3.75%		2/15/2031			75,000	67,029
Enel Finance International NV (Netherlands)†(a)	5.125%		6/26/2029			200,000	200,980
Engie SA	0.375%		6/21/2027		EUR	100,000	101,948
Engie SA	3.625%		1/11/2030		EUR	100,000	110,620
Iberdrola International BV	1.45% (5 yr. EUR Swap + 1.83%	)#	–	(c)	EUR	100,000	104,034
Iberdrola International BV	1.45% (5 yr. EUR Swap + 1.83%	)#	–	(c)	EUR	100,000	104,034
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029			$147,000	137,664
Liberty Utilities Finance GP 1†	2.05%		9/15/2030			144,000	121,068
MidAmerican Energy Co.	5.85%		9/15/2054			28,000	29,690
New York State Electric & Gas Corp.†	5.65%		8/15/2028			120,000	122,949
NextEra Energy Capital Holdings, Inc.	1.90%		6/15/2028			47,000	42,574
NextEra Energy Operating Partners LP†	4.50%		9/15/2027			131,000	125,871
Orsted AS	2.125%		5/17/2027		GBP	200,000	239,344
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%		8/15/2028			$119,000	113,553
Ren Finance BV	0.50%		4/16/2029		EUR	100,000	96,887
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries (India)(a)	4.50%		7/14/2028			$200,000	186,817
Scottish Hydro Electric Transmission PLC	5.50%		1/15/2044		GBP	105,000	129,542
Solar Star Funding LLC†	5.375%		6/30/2035			$73,351	73,589
Sorik Marapi Geothermal Power PT (Indonesia)†(a)	7.75%		8/5/2031			200,000	198,500
Southwestern Public Service Co.	3.75%		6/15/2049			50,000	37,786
SSE PLC	4.00%		9/5/2031		EUR	200,000	225,622
Terna - Rete Elettrica Nazionale	0.75%		7/24/2032		EUR	100,000	89,524
Terna - Rete Elettrica Nazionale	0.75%		7/24/2032		EUR	100,000	89,524
TransAlta Corp. (Canada)(a)	7.75%		11/15/2029			$48,000	50,729
Tucson Electric Power Co.	1.50%		8/1/2030			60,000	49,999
Union Electric Co.	5.125%		3/15/2055			38,000	36,142
Total							3,257,442

Electrical Components & Equipment 0.34%
Acuity Brands Lighting, Inc.	2.15%		12/15/2030			125,000	107,241

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Electronics 0.17%
Hubbell, Inc.	3.50%		2/15/2028		$55,000	$52,918

Energy-Alternate Sources 2.74%
Continental Wind LLC†	6.00%		2/28/2033		141,748	144,255
EEW Energy from Waste GmbH	0.361%		6/30/2026	EUR	200,000	206,772
Scatec ASA	6.049% (3 mo. EURIBOR + 2.50%	)#	8/19/2025	EUR	100,000	109,047
Sunnova Energy Corp.†	5.875%		9/1/2026		$97,000	86,797
Sweihan PV Power Co. PJSC (United Arab Emirates)†(a)	3.625%		1/31/2049		188,782	159,440
TerraForm Power Operating LLC†	4.75%		1/15/2030		103,000	96,206
Topaz Solar Farms LLC†	5.75%		9/30/2039		58,760	58,582
Total						861,099

Engineering & Construction 0.33%
Jacobs Engineering Group, Inc.	5.90%		3/1/2033		101,000	103,647

Environmental Control 2.10%
Clean Harbors, Inc.†	6.375%		2/1/2031		53,000	53,449
FCC Servicios Medio Ambiente Holding SA	1.661%		12/4/2026	EUR	100,000	105,699
GFL Environmental, Inc. (Canada)†(a)	6.75%		1/15/2031		$117,000	120,611
Madison IAQ LLC†	5.875%		6/30/2029		54,000	51,270
Paprec Holding SA†	3.50%		7/1/2028	EUR	100,000	106,904
Veralto Corp.	4.15%		9/19/2031	EUR	200,000	224,276
Total						662,209

Food 0.86%
Kerry Group Financial Services Unltd. Co.	0.875%		12/1/2031	EUR	100,000	93,193
Mondelez International Holdings Netherlands BV	0.625%		9/9/2032	EUR	200,000	178,212
Total						271,405

Forest Products & Paper 0.33%
Ahlstrom Holding 3 OY	3.625%		2/4/2028	EUR	100,000	104,944

Gas 0.35%
National Grid North America, Inc.	4.061%		9/3/2036	EUR	100,000	109,637

Health Care-Services 0.32%
Kaiser Foundation Hospitals	3.15%		5/1/2027		$67,000	65,017
Seattle Children’s Hospital	2.719%		10/1/2050		55,000	35,693
Total						100,710

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Insurance 0.63%
AXA SA	1.375% (3 mo. EURIBOR + 2.40%	)#	10/7/2041	EUR	100,000	$93,021
PartnerRe Ireland Finance DAC	1.25%		9/15/2026	EUR	100,000	105,197
Total						198,218

Lodging 0.38%
Whitbread Group PLC	2.375%		5/31/2027	GBP	100,000	119,307

Machinery: Construction & Mining 0.23%
Vertiv Group Corp.†	4.125%		11/15/2028		$75,000	71,441

Machinery-Diversified 0.56%
Mueller Water Products, Inc.†	4.00%		6/15/2029		59,000	54,986
nVent Finance SARL (Luxembourg)(a)	2.75%		11/15/2031		144,000	122,595
Total						177,581

Media 0.91%
VZ Secured Financing BV (Netherlands)†(a)	5.00%		1/15/2032		200,000	179,868
Ziggo Bond Co. BV†	6.125%		11/15/2032	EUR	100,000	108,124
Total						287,992

Mining 1.02%
Constellium SE†	5.375%		8/15/2032	EUR	200,000	216,416
Novelis Sheet Ingot GmbH†	3.375%		4/15/2029	EUR	100,000	104,037
Total						320,453

Miscellaneous Manufacturing 1.66%
Eaton Corp.	4.15%		3/15/2033		$62,000	59,332
Pentair Finance SARL (Luxembourg)(a)	4.50%		7/1/2029		45,000	43,951
Siemens Financieringsmaatschappij NV	3.375%		8/24/2031	EUR	100,000	111,186
Wabtec Transportation Netherlands BV	1.25%		12/3/2027	EUR	300,000	308,110
Total						522,579

Municipal 0.81%
Transport for London	2.125%		4/24/2025	GBP	200,000	254,307

Packaging & Containers 1.89%
Canpack SA/Canpack U.S. LLC (Poland)†(a)	3.125%		11/1/2025		$200,000	193,955
Owens-Brockway Glass Container, Inc.†	7.25%		5/15/2031		107,000	105,371
Smurfit Kappa Treasury ULC	0.50%		9/22/2029	EUR	100,000	95,527
Trivium Packaging Finance BV (Netherlands)†(a)	5.50%		8/15/2026		$200,000	198,426
Total						593,279

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Pharmaceuticals 0.13%
Pfizer, Inc.	2.625%		4/1/2030			$45,000	$40,696

Real Estate 2.53%
Blackstone Property Partners Europe Holdings SARL	1.625%		4/20/2030		EUR	200,000	193,263
LEG Immobilien SE	0.75%		6/30/2031		EUR	100,000	89,605
Logicor Financing SARL	2.00%		1/17/2034		EUR	200,000	181,891
P3 Group SARL	4.00%		4/19/2032		EUR	100,000	108,929
P3 Group SARL	4.625%		2/13/2030		EUR	100,000	112,009
Prologis International Funding II SA	3.625%		3/7/2030		EUR	100,000	109,446
Total							795,143

REITS 2.97%
American Homes 4 Rent LP	5.50%		2/1/2034			$179,000	180,057
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund	4.75%		3/27/2034		EUR	100,000	114,209
Digital Dutch Finco BV	1.00%		1/15/2032		EUR	200,000	181,085
Goodman U.S. Finance Five LLC†	4.625%		5/4/2032			$204,000	195,853
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%		9/15/2030			138,000	120,882
Merlin Properties Socimi SA	1.375%		6/1/2030		EUR	100,000	97,929
Weyerhaeuser Co.	6.875%		12/15/2033			$40,000	44,329
Total							934,344

Sovereign 0.56%
European Union	1.25%		2/4/2043		EUR	226,755	177,635

Telecommunications 1.34%
NTT Finance Corp. (Japan)†(a)	4.372%		7/27/2027			$200,000	198,376
Vmed O2 U.K. Financing I PLC†	4.50%		7/15/2031		GBP	200,000	221,850
Total							420,226

Transportation 2.28%
Deutsche Bahn Finance GmbH	0.95% (5 yr. EUR Swap + 1.26%	)#	–	(c)	EUR	100,000	107,543
East Japan Railway Co.	3.533%		9/4/2036		EUR	200,000	218,288
Ferrovie dello Stato Italiane SpA	0.375%		3/25/2028		EUR	100,000	99,782
Getlink SE	3.50%		10/30/2025		EUR	100,000	108,598
Hamburger Hochbahn AG	0.125%		2/24/2031		EUR	100,000	91,238
Ile-de-France Mobilites	0.40%		5/28/2031		EUR	100,000	91,156
Total							716,605

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Water 2.39%
Aegea Finance SARL (Luxembourg)†(a)	9.00%		1/20/2031			$200,000	$213,371
American Water Capital Corp.	2.80%		5/1/2030			62,000	56,077
Holding d’Infrastructures des Metiers de l’Environnement	4.875%		10/24/2029		EUR	130,000	142,646
Suez SACA	2.875%		5/24/2034		EUR	100,000	100,833
Suez SACA	6.625%		10/5/2043		GBP	100,000	136,036
Veolia Environnement SA	2.50% (5 yr. EUR Swap + 2.84%	)#	–	(c)	EUR	100,000	101,675
Total							750,638
Total Corporate Bonds (cost $16,707,932)							16,387,116

FLOATING RATE LOANS(d) 1.21%

Building & Construction 0.06%
Legence Holdings LLC 2021 Term Loan	8.285% (1 mo. USD Term SOFR + 3.50%	)	12/16/2027			$19,104	19,186

Building Materials 0.12%
Hobbs & Associates LLC 2024 Delayed Draw Term Loan(e)	1.625%		7/23/2031			3,364	3,367
Hobbs & Associates LLC Term Loan B	7.935% (1 mo. USD Term SOFR + 3.25%	)	7/23/2031			33,636	33,672
Total							37,039

Commercial Services 0.28%
IFCO Management GmbH 2024 EUR 1st Lien Term Loan B	6.697% (3 mo. EURIBOR + 3.50%	)	11/29/2029		EUR	33,371	36,386
Techem Verwaltungsgesellschaft 675 GmbH 2024 EUR Term Loan B	7.018% (3 mo. EURIBOR + 3.75%	)	7/15/2029		EUR	46,967	51,280
Total							87,666

Containers & Packaging 0.17%
Kouti BV 2021 EUR Term Loan	6.93% (3 mo. EURIBOR + 3.43%	)	8/31/2028		EUR	50,000	54,434

Electric: Generation 0.09%
Constellation Renewables LLC 2020 Term Loan	7.307% (3 mo. USD Term SOFR + 2.25%	)	12/15/2027			$26,886	27,014

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Energy: Alternate Sources 0.16%
TerraForm Power Operating LLC 2023 Term Loan B	7.204% (3 mo. USD Term SOFR + 2.50%	)	5/21/2029		$49,846	$49,978

Engineering & Construction 0.16%
Service Logic Acquisition, Inc. 2024 Term Loan B	8.085% - 8.19% (1 mo. USD Term SOFR + 3.50% (3 mo. USD Term SOFR + 3.50%	) )	10/29/2027		49,619	49,882

Integrated Energy 0.05%
Esdec Solar Group BV Term Loan B (Netherlands)(a)	9.865% (3 mo. USD Term SOFR + 5.00%	)	8/30/2028		17,964	17,021

Machinery 0.08%
Array Technologies, Inc. Term Loan B	8.109% (1 mo. USD Term SOFR + 3.25%	)	10/14/2027		24,081	24,103

Retail 0.04%
Thermostat Purchaser III, Inc. 2024 Term Loan B	9.004% (3 mo. USD Term SOFR + 4.25%	)	8/31/2028		13,618	13,644
Total Floating Rate Loans (cost $378,245)						379,967

FOREIGN GOVERNMENT OBLIGATIONS 31.86%

Australia 0.91%
Australia Government Bonds	4.25%		6/21/2034	AUD	235,000	151,888
Queensland Treasury Corp.	4.75%		2/2/2034	AUD	210,000	134,413
Total						286,301

Canada 1.02%
Ontario Teachers’ Finance Trust	4.15%		11/1/2029	CAD	160,000	118,939
Province of Ontario	4.10%		3/4/2033	CAD	275,000	202,596
Total						321,535

Chile 0.34%
Chile Government International Bonds	0.83%		7/2/2031	EUR	117,000	107,921

Finland 0.78%
Kuntarahoitus OYJ	1.50%		5/17/2029	EUR	235,000	243,950

France 4.27%
Action Logement Services	0.50%		10/30/2034	EUR	200,000	164,572
French Republic Government Bonds OAT	0.50%		6/25/2044	EUR	430,266	275,465

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
France (continued)
French Republic Government Bonds OAT	1.75%	6/25/2039	EUR	194,320	$173,743
French Republic Government Bonds OAT	3.00%	6/25/2049	EUR	301,854	301,680
Ile-de-France Mobilites	0.40%	5/28/2031	EUR	100,000	91,156
SNCF Reseau	0.75%	5/25/2036	EUR	100,000	80,530
Societe Des Grands Projets EPIC	0.30%	9/2/2036	EUR	100,000	75,658
Societe Des Grands Projets EPIC	1.125%	5/25/2034	EUR	200,000	178,973
Total					1,341,777

Germany 10.26%
Bundesobligation	2.10%	4/12/2029	EUR	840,000	908,365
Bundesrepublik Deutschland Bundesanleihe	Zero Coupon	8/15/2030	EUR	841,315	807,239
Bundesrepublik Deutschland Bundesanleihe	1.80%	8/15/2053	EUR	230,000	210,828
Bundesrepublik Deutschland Bundesanleihe	2.30%	2/15/2033	EUR	1,197,722	1,301,659
Total					3,228,091

Italy 3.98%
Italy Buoni Poliennali Del Tesoro	1.50%	4/30/2045	EUR	755,000	540,601
Italy Buoni Poliennali Del Tesoro	4.00%	10/30/2031	EUR	237,000	270,561
Italy Buoni Poliennali Del Tesoro	4.00%	4/30/2035	EUR	389,000	439,672
Total					1,250,834

Japan 2.21%
Development Bank of Japan, Inc.	2.625%	9/11/2028	EUR	100,000	108,447
Development Bank of Japan, Inc.(a)	4.375%	9/22/2025		$200,000	199,560
Japan Bank for International Cooperation(a)	1.625%	1/20/2027		200,000	188,373
Japan Finance Organization for Municipalities	0.01%	2/2/2028	EUR	200,000	199,459
Total					695,839

Netherlands 0.70%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV	3.00%	10/25/2027	EUR	200,000	221,337

Peru 0.52%
Peru Government International Bonds(a)	3.00%	1/15/2034		$200,000	164,989

Romania 0.43%
Romania Government International Bonds	5.625%	2/22/2036	EUR	125,000	133,652

Serbia 0.62%
Serbia International Bonds	1.00%	9/23/2028	EUR	200,000	195,999

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
South Korea 0.64%
Korea Electric Power Corp.†(a)	4.875%		1/31/2027		$200,000	$201,044

Spain 2.35%
Adif Alta Velocidad	0.55%		4/30/2030	EUR	200,000	189,352
Autonomous Community of Madrid	2.822%		10/31/2029	EUR	190,000	205,809
Spain Government Bonds	1.00%		7/30/2042	EUR	468,000	343,396
Total						738,557

Sweden 0.70%
Kommuninvest I Sverige AB	3.00%		9/15/2027	EUR	200,000	220,854

United Kingdom 2.13%
U.K. Gilts	0.875%		7/31/2033	GBP	491,000	473,818
U.K. Gilts	1.50%		7/31/2053	GBP	314,000	196,662
Total						670,480
Total Foreign Government Obligations (cost $10,257,861)						10,023,160

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.29%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series G07 Class A2 (Cost $91,271)	3.123%	#(f)	8/25/2032		$100,000	90,183

MUNICIPAL BONDS 1.32%

Sales Tax 0.20%
Dallas Area Rapid Transit TX	2.534%		12/1/2036		80,000	63,091

Taxable Revenue - Water & Sewer 1.12%
City of Aurora Water Revenue CO	2.348%		8/1/2036		30,000	23,346
City of Dallas Waterworks & Sewer System Revenue TX	2.772%		10/1/2040		75,000	56,434
City of Los Angeles Wastewater System Revenue CA	5.713%		6/1/2039		50,000	52,301
City of San Francisco Public Utilities Commission Water Revenue CA	6.00%		11/1/2040		100,000	104,593
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue TN	2.611%		7/1/2036		20,000	15,876
New York City Municipal Water Finance Authority NY	5.75%		6/15/2041		50,000	51,440
San Diego County Water Authority CA	1.951%		5/1/2034		60,000	47,329
Total						351,319
Total Municipal Bonds (cost $533,632)						414,410

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
U.S. TREASURY OBLIGATIONS 4.88%
U.S. Treasury Bonds	4.25%	2/15/2054	$125,000	$120,185
U.S. Treasury Notes	4.625%	2/28/2026	863,000	866,978
U.S. Treasury Notes	4.625%	6/30/2026	545,000	548,662
Total U.S. Treasury Obligations (cost $1,536,462)				1,535,825
Total Long-Term Investments (cost $29,717,040)				29,052,822

SHORT-TERM INVESTMENTS 18.27%

U.S. TREASURY OBLIGATIONS 4.75%
U.S. Treasury Bills (Cost $1,494,636)	Zero Coupon	11/29/2024	1,500,000	1,494,643

REPURCHASE AGREEMENTS 13.52%
Repurchase Agreement dated 10/31/2024, 2.400% due 11/1/2024 with Fixed Income Clearing Corp. collateralized by $4,278,700 of U.S. Treasury Note at 4.375% due 7/31/2026; value: $4,338,095; proceeds: $4,253,197 (cost $4,252,914)			4,252,914	4,252,914
Total Short-Term Investments (cost $5,747,550)				5,747,557
Total Investments in Securities 110.63% (cost $35,464,590)				34,800,379
Less Unfunded Loan Commitments (0.01%) (cost $3,364)				(3,367)
Net Investments in Securities 110.62% (cost $35,461,226)				34,797,012
Other Assets and Liabilities – Net(g) (10.62)%				(3,341,129)
Net Assets 100.00%				$31,455,883

AUD	Australian Dollar.
CAD	Canadian Dollar.
EUR	Euro.
GBP	British Pound.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2024, the total value of Rule 144A securities was $5,807,238, which represents 18.46% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at October 31, 2024.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at October 31, 2024.
(e)	Security partially/fully unfunded.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2024

Forward Foreign Currency Exchange Contracts at October 31, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	State Street Bank and Trust	11/6/2024	100,000	$108,332	$108,784	$452
Euro	Buy	Citibank	11/20/2024	106,000	114,721	115,378	657
Euro	Buy	Morgan Stanley	11/20/2024	104,000	112,432	113,201	769
Euro	Buy	State Street Bank and Trust	11/20/2024	94,000	102,253	102,316	63
Australian dollar	Sell	State Street Bank and Trust	11/12/2024	245,000	163,222	161,250	1,972
Australian dollar	Sell	State Street Bank and Trust	11/12/2024	209,000	140,965	137,556	3,409
British pound	Sell	Bank of America	12/6/2024	13,000	16,967	16,762	205
British pound	Sell	State Street Bank and Trust	12/6/2024	1,444,000	1,904,817	1,861,874	42,943
British pound	Sell	State Street Bank and Trust	12/6/2024	72,000	95,520	92,836	2,684
British pound	Sell	State Street Bank and Trust	12/6/2024	282,000	374,143	363,607	10,536
British pound	Sell	State Street Bank and Trust	12/6/2024	202,000	263,774	260,456	3,318
Canadian dollar	Sell	State Street Bank and Trust	11/22/2024	289,000	211,077	207,698	3,379
Canadian dollar	Sell	State Street Bank and Trust	11/22/2024	170,000	126,050	122,175	3,875
Euro	Sell	Bank of America	11/20/2024	101,000	112,296	109,935	2,361
Euro	Sell	Bank of America	11/20/2024	118,000	130,526	128,439	2,087
Euro	Sell	Bank of America	11/20/2024	979,000	1,083,852	1,065,611	18,241
Euro	Sell	Morgan Stanley	11/20/2024	142,000	158,407	154,563	3,844
Euro	Sell	Morgan Stanley	11/20/2024	67,000	73,662	72,927	735
Euro	Sell	State Street Bank and Trust	11/20/2024	8,957,000	9,901,964	9,749,420	152,544
Euro	Sell	State Street Bank and Trust	11/20/2024	100,000	111,584	108,847	2,737
Euro	Sell	State Street Bank and Trust	11/20/2024	130,000	145,404	141,501	3,903
Euro	Sell	State Street Bank and Trust	11/20/2024	919,000	1,016,667	1,000,303	16,364
Euro	Sell	State Street Bank and Trust	11/20/2024	100,000	110,483	108,847	1,636
Euro	Sell	State Street Bank and Trust	11/20/2024	127,000	139,108	138,236	872
Euro	Sell	State Street Bank and Trust	11/20/2024	1,030,000	1,129,030	1,121,123	7,907
Euro	Sell	State Street Bank and Trust	11/20/2024	62,000	67,626	67,485	141
Euro	Sell	Toronto Dominion Bank	11/20/2024	95,000	106,564	103,405	3,159
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$290,793

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2024

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	J.P. Morgan	12/6/2024	108,000	$144,784	$139,254	$(5,530)
British pound	Buy	State Street Bank and Trust	12/6/2024	110,000	147,482	141,833	(5,649)
Euro	Buy	Bank of America	11/20/2024	90,000	99,950	97,962	(1,988)
Euro	Buy	Bank of America	11/20/2024	32,000	35,044	34,831	(213)
Euro	Buy	Morgan Stanley	11/20/2024	193,000	214,053	210,075	(3,978)
Euro	Buy	State Street Bank and Trust	11/20/2024	95,000	106,048	103,405	(2,643)
Euro	Buy	State Street Bank and Trust	11/20/2024	203,000	226,558	220,959	(5,599)
Euro	Buy	State Street Bank and Trust	11/20/2024	57,000	63,404	62,043	(1,361)
Euro	Sell	Bank of America	11/20/2024	180,000	195,806	195,924	(118)
Euro	Sell	Citibank	11/20/2024	99,000	106,977	107,758	(781)
Euro	Sell	Goldman Sachs	11/20/2024	37,000	40,049	40,273	(224)
Euro	Sell	State Street Bank and Trust	11/20/2024	131,000	142,543	142,589	(46)
Euro	Sell	State Street Bank and Trust	11/20/2024	889,000	962,349	967,649	(5,300)
Euro	Sell	State Street Bank and Trust	11/20/2024	100,000	108,395	108,847	(452)
Euro	Sell	State Street Bank and Trust	11/20/2024	1,674,000	1,820,837	1,822,098	(1,261)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(35,143)

Futures Contracts at October 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	December 2024	4	Short		$(468,076)		$(455,000)	$13,076
U.S. 5-Year Treasury Note	December 2024	20	Short		(2,188,073)		(2,144,687)	43,386
U.S. Long Bond	December 2024	1	Short		(125,562)		(117,969)	7,593
Total Unrealized Appreciation on Futures Contracts								$64,055

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
Euro-Bund	December 2024	12	Long	EUR	1,598,324	EUR	1,581,600	$(18,192)
Euro-Buxl	December 2024	7	Long		941,405		926,520	(16,191)
Euro-Schatz	December 2024	42	Long		4,491,038		4,474,680	(17,794)
U.S. 2-Year Treasury Note	December 2024	14	Long		$2,898,905		$2,883,234	(15,671)
Total Unrealized Depreciation on Futures Contracts								$(67,848)

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(concluded)

CLIMATE FOCUSED BOND FUND October 31, 2024

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$150,285	$–	$150,285
Convertible Bonds	–	71,876	–	71,876
Corporate Bonds	–	16,387,116	–	16,387,116
Floating Rate Loans	–	379,967	–	379,967
Less Unfunded Loan Commitments	–	(3,367)	–	(3,367)
Foreign Government Obligations	–	10,023,160	–	10,023,160
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	90,183	–	90,183
Municipal Bonds	–	414,410	–	414,410
U.S. Treasury Obligations	–	1,535,825	–	1,535,825
Short-Term Investments
U.S. Treasury Obligations	–	1,494,643	–	1,494,643
Repurchase Agreements	–	4,252,914	–	4,252,914
Total	$–	$34,797,012	$–	$34,797,012
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$290,793	$–	$290,793
Liabilities	–	(35,143)	–	(35,143)
Futures Contracts
Assets	64,055	–	–	64,055
Liabilities	(67,848)	–	–	(67,848)
Total	$(3,793)	$255,650	$–	$251,857

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

EMERGING MARKETS EQUITY FUND October 31, 2024

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 96.48%

COMMON STOCKS 94.50%

Australia 0.88%
Metals & Mining
BHP Group Ltd.	1,833	$50,925

Austria 1.02%
Banks
Erste Group Bank AG	1,046	59,168

Brazil 3.88%
Banks 1.33%
NU Holdings Ltd. Class A*	5,108	77,080
Broadline Retail 1.40%
MercadoLibre, Inc.*	40	81,487
Metals & Mining 1.15%
Vale SA	6,216	66,731
Total Brazil		225,298

Canada 0.68%
Metals & Mining
Teck Resources Ltd. Class B	856	39,795

China 25.37%
Automobiles 1.88%
BYD Co. Ltd. Class H	3,029	109,403
Banks 3.03%
China Construction Bank Corp. Class H	132,373	102,753
Industrial & Commercial Bank of China Ltd. Class H	122,564	73,521
		176,274
Beverages 0.98%
Kweichow Moutai Co. Ltd. Class A	266	57,131
Broadline Retail 3.73%
Alibaba Group Holding Ltd.	11,067	135,375
JD.com, Inc. Class A	1,007	20,421
PDD Holdings, Inc. ADR*	505	60,898
		216,694
Investments	Shares	U.S. $ Fair Value
China (continued)
Electrical Equipment 1.52%
Contemporary Amperex Technology Co. Ltd. Class A	1,138	$39,497
NARI Technology Co. Ltd. Class A	13,420	49,036
		88,533
Entertainment 1.04%
NetEase, Inc.	2,318	37,294
Tencent Music Entertainment Group ADR	2,070	23,039
		60,333
Hotels, Restaurants & Leisure 3.57%
Meituan Class B†*	5,790	136,820
Trip.com Group Ltd.*	1,100	70,790
		207,610
Insurance 1.04%
Ping An Insurance Group Co. of China Ltd. Class H	9,712	60,173
Interactive Media & Services 5.66%
Kanzhun Ltd. ADR	953	13,866
Tencent Holdings Ltd.	6,034	314,626
		328,492
Machinery 0.31%
Haitian International Holdings Ltd.	6,500	17,979
Marine Transportation 0.68%
SITC International Holdings Co. Ltd.	13,954	39,489
Real Estate Management & Development 1.19%
KE Holdings, Inc. ADR	3,139	68,838
Textiles, Apparel & Luxury Goods 0.74%
ANTA Sports Products Ltd.	4,014	42,842
Total China		1,473,791

France 0.65%
Oil, Gas & Consumable Fuels
TotalEnergies SE	600	37,653

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND October 31, 2024

Investments	Shares	U.S. $ Fair Value
Hong Kong 0.96%
Capital Markets 0.23%
Hong Kong Exchanges & Clearing Ltd.	339	$13,574
Machinery 0.73%
Techtronic Industries Co. Ltd.	2,933	42,427
Total Hong Kong		56,001

Hungary 1.05%
Banks
OTP Bank Nyrt	1,224	60,938

India 20.18%
Automobiles 0.70%
Maruti Suzuki India Ltd.	312	40,951
Banks 3.36%
Axis Bank Ltd.	2,571	35,318
HDFC Bank Ltd.	3,755	77,183
ICICI Bank Ltd. ADR	2,729	82,989
		195,490
Beverages 0.76%
Varun Beverages Ltd.	6,235	44,323
Consumer Finance 0.73%
Shriram Finance Ltd.	1,146	42,548
Electric: Utilities 1.38%
Power Grid Corp. of India Ltd.	21,002	79,891
Health Care Providers & Services 1.22%
Max Healthcare Institute Ltd.	5,852	70,642
Hotels, Restaurants & Leisure 1.92%
MakeMyTrip Ltd.*	618	62,721
Zomato Ltd.*	16,941	48,604
		111,325
Information Technology Services 1.60%
Persistent Systems Ltd.	411	26,169
Tata Consultancy Services Ltd.	1,420	66,793
		92,962
Oil, Gas & Consumable Fuels 0.72%
Reliance Industries Ltd.	1,317	20,824
Investments	Shares	U.S. $ Fair Value
India (continued)
Reliance Industries Ltd.*	1,317	$20,863
		41,687
Personal Care Products 0.80%
Hindustan Unilever Ltd.	1,542	46,297
Pharmaceuticals 1.46%
Mankind Pharma Ltd.*	1,435	45,410
Torrent Pharmaceuticals Ltd.	1,040	39,531
		84,941
Specialty Retail 0.30%
Trent Ltd.	203	17,154
Tobacco 1.44%
ITC Ltd.	14,403	83,565
Transportation Infrastructure 1.71%
Adani Ports & Special Economic Zone Ltd.	4,064	66,307
GMR Airports Infrastructure Ltd.*	35,456	33,287
		99,594
Wireless Telecommunication Services 2.08%
Bharti Airtel Ltd.	6,323	121,025
Total India		1,172,395

Indonesia 1.73%
Banks 1.43%
Bank Mandiri Persero Tbk. PT	58,500	24,835
Bank Negara Indonesia Persero Tbk. PT	174,617	58,241
		83,076
Specialty Retail 0.30%
Map Aktif Adiperkasa PT	256,100	17,704
Total Indonesia		100,780

Japan 0.24%
Electronic Equipment, Instruments & Components
TDK Corp.	1,200	14,106

Mexico 1.72%
Banks 0.58%
Grupo Financiero Banorte SAB de CV Class O	4,832	33,646

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND October 31, 2024

Investments	Shares	U.S. $ Fair Value
Mexico (continued)
Beverages 0.84%
Fomento Economico Mexicano SAB de CV ADR	504	$48,832
Consumer Finance 0.30%
Gentera SAB de CV	13,458	17,178
Total Mexico		99,656

Peru 1.15%
Banks
Credicorp Ltd.	362	66,655

Philippines 0.97%
Banks
BDO Unibank, Inc.	21,588	56,500

Poland 0.50%
Insurance
Powszechny Zaklad Ubezpieczen SA	2,938	29,137

Singapore 0.92%
Entertainment
Sea Ltd. ADR*	567	53,326

South Africa 0.78%
Banks
Nedbank Group Ltd.	2,683	45,203

South Korea 8.40%
Aerospace & Defense 1.76%
Hanwha Aerospace Co. Ltd.	283	74,880
LIG Nex1 Co. Ltd.	152	27,054
		101,934
Automobiles 0.71%
Hyundai Motor Co.	102	15,711
Kia Corp.	389	25,724
		41,435
Banks 1.64%
KB Financial Group, Inc.	1,466	95,391
Life Sciences Tools & Services 0.72%
Samsung Biologics Co. Ltd.†*	58	41,948
Investments	Shares	U.S. $ Fair Value
South Korea (continued)
Semiconductors & Semiconductor Equipment 1.39%
SK Hynix, Inc.	616	$80,643
Technology Hardware, Storage & Peripherals 2.18%
Samsung Electronics Co. Ltd.	2,983	126,661
Total South Korea		488,012

Taiwan 16.72%
Electrical Equipment 0.65%
Voltronic Power Technology Corp.	574	37,749
Electronic Equipment, Instruments & Components 1.86%
Hon Hai Precision Industry Co. Ltd.	14,138	90,620
Unimicron Technology Corp.	3,589	17,528
		108,148
Semiconductors & Semiconductor Equipment 13.27%
King Yuan Electronics Co. Ltd.	7,680	28,945
MediaTek, Inc.	1,839	71,589
Taiwan Semiconductor Manufacturing Co. Ltd.	21,380	670,466
		771,000
Technology Hardware, Storage & Peripherals 0.94%
Quanta Computer, Inc.	6,011	54,588
Total Taiwan		971,485

Thailand 1.65%
Health Care Providers & Services 0.64%
Bangkok Dusit Medical Services PCL Class F	46,000	37,496
Wireless Telecommunication Services 1.01%
Advanced Info Service PCL	7,200	58,608
Total Thailand		96,104

Turkey 0.22%
Banks
Akbank TAS	8,616	12,724

United Arab Emirates 2.40%
Energy Equipment & Services 0.52%
ADNOC Drilling Co. PJSC	22,009	30,380

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND October 31, 2024

Investments	Shares	U.S. $ Fair Value
United Arab Emirates (continued)
Real Estate Management & Development 0.58%
Emaar Development PJSC	13,249	$33,420
Transportation Infrastructure 1.30%
Salik Co. PJSC	57,904	75,628
Total United Arab Emirates		139,428

United Kingdom 1.00%
Banks
HSBC Holdings PLC	6,272	58,110

United States 1.43%
Oil, Gas & Consumable Fuels
Shell PLC	2,490	83,134
Total Common Stocks (cost $4,475,796)		5,490,324
Investments	Shares	U.S. $ Fair Value
PREFERRED STOCKS 1.98%

Brazil 1.98%
Banks 1.11%
Itau Unibanco Holding SA	10,662	$64,589
Oil, Gas & Consumable Fuels 0.87%
Petroleo Brasileiro SA	8,080	50,192
Total Brazil		114,781
Total Preferred Stocks (cost $108,999)		114,781
Total Investments in Securities 96.48% (cost $4,584,795)		5,605,105
Other Assets and Liabilities – Net 3.52%		204,698
Net Assets 100.00%		$5,809,803

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2024, the total value of Rule 144A securities was $178,768, which represents 3.08% of net assets.

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS EQUITY FUND October 31, 2024

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$225,298	$–	$–	$225,298
Canada	39,795	–	–	39,795
China	206,130	1,267,661	–	1,473,791
India	210,896	961,499	–	1,172,395
Indonesia	17,704	83,076	–	100,780
Mexico	99,656	–	–	99,656
Peru	66,655	–	–	66,655
Singapore	53,326	–	–	53,326
South Africa	45,203	–	–	45,203
Thailand	58,608	37,496	–	96,104
Turkey	12,724	–	–	12,724
United Arab Emirates	30,380	109,048	–	139,428
Remaining Countries	–	1,965,169	–	1,965,169
Preferred Stocks	114,781	–	–	114,781
Total	$1,181,156	$4,423,949	$–	$5,605,105

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)

INTERNATIONAL GROWTH FUND October 31, 2024

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 94.76%

COMMON STOCKS 94.76%

Australia 2.99%
Health Care Technology 0.60%
Pro Medicus Ltd.	137	$17,355
Industrial REITS 0.69%
Goodman Group	835	19,939
Metals & Mining 0.86%
BHP Group Ltd.	900	25,004
Software 0.84%
WiseTech Global Ltd.	320	24,569
Total Australia		86,867

Austria 0.62%
Banks
BAWAG Group AG†	233	18,060

Brazil 2.12%
Banks 0.86%
NU Holdings Ltd. Class A*	1,650	24,899
Broadline Retail 1.26%
MercadoLibre, Inc.*	18	36,669
Total Brazil		61,568

Canada 4.92%
Broadline Retail 0.73%
Dollarama, Inc.	205	21,333
Ground Transportation 1.03%
Canadian Pacific Kansas City Ltd.	389	30,009
Information Technology Services 1.08%
Shopify, Inc. Class A*	400	31,284
Insurance 0.83%
Intact Financial Corp.	127	24,253
Software 1.25%
Constellation Software, Inc.	12	36,189
Total Canada		143,068

China 7.51%
Automobiles 0.80%
BYD Co. Ltd. Class H	641	23,152
Investments	Shares	U.S. $ Fair Value
China (continued)
Beverages 0.65%
Kweichow Moutai Co. Ltd. Class A	88	$18,901
Broadline Retail 1.10%
PDD Holdings, Inc. ADR*	265	31,956
Hotels, Restaurants & Leisure 1.53%
Meituan Class B†*	1,235	29,184
Trip.com Group Ltd. ADR*	240	15,456
		44,640
Interactive Media & Services 2.94%
Tencent Holdings Ltd.	1,640	85,513
Textiles, Apparel & Luxury Goods 0.49%
ANTA Sports Products Ltd.	1,340	14,302
Total China		218,464

Denmark 5.65%
Air Freight & Logistics 0.94%
DSV AS	125	27,363
Beverages 0.72%
Royal Unibrew AS	280	21,065
Biotechnology 0.94%
Zealand Pharma AS*	236	27,244
Pharmaceuticals 3.05%
Novo Nordisk AS Class B	791	88,723
Total Denmark		164,395

France 5.75%
Chemicals 1.38%
Air Liquide SA	223	39,984
Health Care Equipment & Supplies 1.29%
EssilorLuxottica SA	160	37,529
Personal Care Products 0.64%
L’Oreal SA	50	18,758
Professional Services 0.93%
Bureau Veritas SA	854	27,085
Textiles, Apparel & Luxury Goods 1.51%
LVMH Moet Hennessy Louis Vuitton SE	66	43,938
Total France		167,294

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND October 31, 2024

Investments	Shares	U.S. $ Fair Value
Germany 4.43%
Aerospace & Defense 0.71%
Rheinmetall AG	40	$20,594
Personal Care Products 0.49%
Beiersdorf AG	106	14,309
Software 3.23%
SAP SE	402	93,861
Total Germany		128,764

Hong Kong 1.54%
Insurance 0.76%
AIA Group Ltd.	2,800	22,098
Machinery 0.78%
Techtronic Industries Co. Ltd.	1,566	22,653
Total Hong Kong		44,751

India 6.40%
Banks 1.30%
ICICI Bank Ltd. ADR	1,240	37,708
Beverages 0.82%
Varun Beverages Ltd.	3,350	23,814
Health Care Providers & Services 0.56%
Max Healthcare Institute Ltd.	1,340	16,176
Hotels, Restaurants & Leisure 0.85%
MakeMyTrip Ltd.*	245	24,865
Oil, Gas & Consumable Fuels 0.47%
Reliance Industries Ltd.	435	6,878
Reliance Industries Ltd.*	435	6,891
		13,769
Pharmaceuticals 0.63%
Mankind Pharma Ltd.*	575	18,196
Specialty Retail 0.54%
Trent Ltd.	187	15,802
Wireless Telecommunication Services 1.23%
Bharti Airtel Ltd.	1,864	35,678
Total India		186,008

Indonesia 0.48%
Banks
Bank Mandiri Persero Tbk. PT	32,500	13,797
Investments	Shares	U.S. $ Fair Value
Italy 2.27%
Automobiles 1.07%
Ferrari NV	65	$31,029
Electrical Equipment 1.20%
Prysmian SpA	497	35,075
Total Italy		66,104

Japan 12.42%
Chemicals 0.81%
Shin-Etsu Chemical Co. Ltd.	640	23,452
Electronic Equipment, Instruments & Components 1.34%
Keyence Corp.	50	22,571
TDK Corp.	1,400	16,457
		39,028
Entertainment 0.78%
Nintendo Co. Ltd.	430	22,714
Health Care Equipment & Supplies 1.57%
Hoya Corp.	170	22,745
Terumo Corp.	1,200	22,854
		45,599
Industrial Conglomerates 2.46%
Hitachi Ltd.	2,850	71,606
Information Technology Services 1.71%
Fujitsu Ltd.	1,700	32,684
SHIFT, Inc.*	170	17,085
		49,769
Insurance 0.87%
Tokio Marine Holdings, Inc.	700	25,211
Machinery 1.39%
Ebara Corp.	1,089	16,366
Mitsubishi Heavy Industries Ltd.	1,700	23,999
		40,365
Semiconductors & Semiconductor Equipment 0.57%
Advantest Corp.	288	16,675
Textiles, Apparel & Luxury Goods 0.92%
Asics Corp.	1,530	26,724
Total Japan		361,143

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND October 31, 2024

Investments	Shares	U.S. $ Fair Value
Netherlands 4.23%
Financial Services 1.05%
Adyen NV†*	20	$30,553
Professional Services 1.34%
Wolters Kluwer NV	232	38,996
Semiconductors & Semiconductor Equipment 1.84%
ASM International NV	27	15,080
ASML Holding NV	57	38,368
		53,448
Total Netherlands		122,997

Singapore 1.75%
Banks 0.75%
DBS Group Holdings Ltd.	750	21,746
Entertainment 1.00%
Sea Ltd. ADR*	311	29,250
Total Singapore		50,996

South Korea 0.64%
Aerospace & Defense
Hanwha Aerospace Co. Ltd.	70	18,521

Spain 1.57%
Specialty Retail
Industria de Diseno Textil SA	802	45,726

Sweden 1.14%
Machinery
Atlas Copco AB Class A	2,000	33,007

Switzerland 4.09%
Capital Markets 0.61%
Partners Group Holding AG	13	17,886
Chemicals 2.21%
Givaudan SA	7	33,232
Sika AG Registered Shares	111	30,915
		64,147
Life Sciences Tools & Services 1.27%
Lonza Group AG Registered Shares	60	36,920
Total Switzerland		118,953
Investments	Shares		U.S. $ Fair Value
Taiwan 8.31%
Electronic Equipment, Instruments & Components 0.51%
Hon Hai Precision Industry Co. Ltd.		2,300	$14,742
Semiconductors & Semiconductor Equipment 7.14%
Taiwan Semiconductor Manufacturing Co. Ltd.	ADR	209	39,823
Taiwan Semiconductor Manufacturing Co. Ltd.		5,351	167,805
			207,628
Technology Hardware, Storage & Peripherals 0.66%
Quanta Computer, Inc.		2,130	19,343
Total Taiwan			241,713

United Kingdom 7.49%
Broadline Retail 0.84%
Next PLC		192	24,291
Capital Markets 1.23%
London Stock Exchange Group PLC		264	35,782
Hotels, Restaurants & Leisure 0.81%
Flutter Entertainment PLC*		100	23,393
Personal Care Products 1.27%
Unilever PLC		607	37,028
Pharmaceuticals 1.71%
AstraZeneca PLC		350	49,803
Professional Services 1.63%
RELX PLC		1,032	47,327
Total United Kingdom			217,624

United States 8.44%
Chemicals 0.78%
Linde PLC		50	22,808
Construction Materials 1.05%
CRH PLC		321	30,602
Electrical Equipment 2.55%
Schneider Electric SE		286	74,088
Health Care Equipment & Supplies 0.98%
Alcon AG		311	28,566
Interactive Media & Services 1.00%
Meta Platforms, Inc. Class A		51	28,947

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL GROWTH FUND October 31, 2024

Investments	Shares	U.S. $ Fair Value
United States (continued)
Pharmaceuticals 1.06%
Eli Lilly & Co.	37	$30,700
Semiconductors & Semiconductor Equipment 1.02%
NVIDIA Corp.	223	29,605
Total United States		245,316
Total Common Stocks (cost $2,239,640)		2,755,136
Total Investments in Securities 94.76% (cost $2,239,640)		2,755,136
Other Assets and Liabilities – Net 5.24%		152,235
Net Assets 100.00%		$2,907,371

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2024, the total value of Rule 144A securities was $77,797, which represents 2.68% of net assets.
*	Non-income producing security.

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$61,568	$–	$–	$61,568
Canada	143,068	–	–	143,068
China	47,412	171,052	–	218,464
India	93,278	92,730	–	186,008
Singapore	29,250	21,746	–	50,996
Taiwan	39,823	201,890	–	241,713
United States	112,060	133,256	–	245,316
Remaining Countries	–	1,608,003	–	1,608,003
Total	$526,459	$2,228,677	$–	$2,755,136

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 103.11%

ASSET-BACKED SECURITIES 75.17%

Automobiles 12.20%
Ally Bank Auto Credit-Linked Notes Series 2024-A Class B†	5.827%		5/17/2032	$210,589	$212,726
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class B†	6.157% (30 day USD SOFR Average + 1.30%	)#	12/26/2031	193,006	193,439
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class D†	6.907% (30 day USD SOFR Average + 2.05%	)#	12/26/2031	231,608	234,081
CAL Receivables LLC Series 2022-1 Class B†	9.36% (30 day USD SOFR Average + 4.35%	)#	10/15/2026	275,130	274,932
CarMax Auto Owner Trust Series 2023-2 Class D	6.55%		10/15/2029	1,000,000	1,025,377
Carmax Auto Owner Trust Series 2024-3 Class D	5.67%		1/15/2031	100,000	100,750
CPS Auto Receivables Trust Series 2023-C Class D†	6.77%		10/15/2029	1,000,000	1,028,299
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%		6/15/2029	530,000	539,492
Exeter Automobile Receivables Trust Series 2023-1A Class E†	12.07%		9/16/2030	1,150,000	1,311,960
Exeter Automobile Receivables Trust Series 2023-2A Class D	6.32%		8/15/2029	260,000	264,505
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%		4/16/2029	230,000	235,667
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%		9/15/2028	750,000	758,210
Flagship Credit Auto Trust Series 2020-4 Class E†	3.84%		7/17/2028	1,000,000	974,410
GLS Auto Receivables Issuer Trust Series 2023-4A Class D†	7.18%		8/15/2029	460,000	478,926
GLS Auto Select Receivables Trust Series 2023-1A Class D†	7.93%		7/15/2030	500,000	533,587
GLS Auto Select Receivables Trust Series 2023-2A Class D†	8.22%		2/18/2031	640,000	691,743
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class C†	8.04% (30 day USD SOFR Average + 3.15%	)#	5/20/2032	207,368	208,462

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class C†(a)	7.455% (30 day USD SOFR Average + 2.60%	)#	10/20/2032	$1,520,000	$1,521,973
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class D†(a)	8.855% (30 day USD SOFR Average + 4.00%	)#	10/20/2032	855,000	856,110
Kinetic Advantage Master Owner Trust Series 2024-1A Class A†	7.66% (30 day USD SOFR Average + 2.65%	)#	11/15/2027	325,000	326,185
LAD Auto Receivables Trust Series 2023-1A Class D†	7.30%		6/17/2030	520,000	534,579
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%		4/20/2037	1,265,000	1,277,798
Octane Receivables Trust Series 2023-3A Class B†(a)	5.31%		9/20/2030	1,000,000	1,003,378	(b)
Santander Bank Auto Credit-Linked Notes Series 2022-A Class D†	9.965%		5/15/2032	1,000,000	1,029,931
Santander Bank Auto Credit-Linked Notes Series 2022-B Class G†	14.552%		8/16/2032	1,000,000	1,082,685
Santander Consumer Auto Receivables Trust Series 2021-AA Class F†	5.79%		8/15/2028	750,000	746,594
Tricolor Auto Securitization Trust Series 2024-3A Class C†	5.73%		12/15/2028	1,575,000	1,573,294
VStrong Auto Receivables Trust Series 2023-A Class D†	9.31%		2/15/2030	1,000,000	1,109,839
Westlake Automobile Receivables Trust Series 2024-1 Class D†	6.02%		10/15/2029	330,000	335,667
Total					20,464,599

Credit Card 1.54%
Capital One Multi-Asset Execution Trust Series 2005-B3 Class B3	5.468% (3 mo. USD Term SOFR + 0.81%	)#	5/15/2028	500,000	499,885
Continental Finance Credit Card ABS Master Trust Series 2020-1A Class C†	5.75%		12/15/2028	638,055	636,438
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%		7/20/2029	1,430,000	1,444,375
Total					2,580,698

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other 61.30%
720 East CLO Ltd. Series 2023-IA Class D†	10.506% (3 mo. USD Term SOFR + 5.85%	)#	4/15/2036	$1,500,000	$1,523,625
AGL CLO 25 Ltd. Series 2023-25A Class D†	9.917% (3 mo. USD Term SOFR + 5.30%	)#	7/21/2036	350,000	357,919
AGL CLO 26 Ltd. Series 2023-26A Class E†	12.867% (3 mo. USD Term SOFR + 8.25%	)#	10/21/2036	650,000	681,359
AGL CLO 35 Ltd. Series 2024-35A Class A1†(a)	–	(c)	1/21/2038	1,500,000	1,500,000
AIMCO CLO 22 Ltd. Series 2024-22A Class D†	8.017% (3 mo. USD Term SOFR + 3.40%	)#	4/19/2037	600,000	610,649
AMMC CLO 23 Ltd. Series 2020-23A Class A1R2†	6.067% (3 mo. USD Term SOFR + 1.42%	)#	4/17/2035	600,000	601,586
AMMC CLO 23 Ltd. Series 2020-23A Class BR2†	6.697% (3 mo. USD Term SOFR + 2.05%	)#	4/17/2035	770,000	772,657
AMMC CLO 25 Ltd. Series 2022-25A Class BR†	6.406% (3 mo. USD Term SOFR + 1.75%	)#	4/15/2035	500,000	501,215
AMMC CLO 30 Ltd. Series 2024-30A Class D†	9.156% (3 mo. USD Term SOFR + 4.50%	)#	1/15/2037	1,080,000	1,097,560
Apidos CLO XLVIII Ltd. Series 2024-48A Class E†	11.065% (3 mo. USD Term SOFR + 5.75%	)#	7/25/2037	150,000	150,847
ARES LV CLO Ltd. Series 2020-55A Class ER2†	11.156% (3 mo. USD Term SOFR + 6.50%	)#	10/15/2037	750,000	750,004
Avant Loans Funding Trust Series 2021-REV1 Class C†	2.30%		7/15/2030	26,169	26,123
Avant Loans Funding Trust Series 2024-REV1 Class A†	5.92%		10/15/2033	415,000	417,297
Bain Capital CLO Ltd. Series 2024-1A Class E†	11.447% (3 mo. USD Term SOFR + 6.80%	)#	4/16/2037	250,000	253,739
Bain Capital Credit CLO Ltd. Series 2023-3 Class E†	13.185% (3 mo. USD Term SOFR + 8.55%	)#	7/24/2036	500,000	522,925

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Bain Capital Credit CLO Ltd. Series 2024-5A Class E†	10.76% (3 mo. USD Term SOFR + 6.15%	)#	10/21/2037	$500,000	$499,930
Ballyrock CLO 20 Ltd. Series 2022-20A Class DR2†	10.856% (3 mo. USD Term SOFR + 6.20%	)#	10/15/2036	500,000	502,166	(b)
Ballyrock CLO 21 Ltd. Series 2022-21A Class C1R†	7.767% (3 mo. USD Term SOFR + 3.15%	)#	10/20/2037	1,030,000	1,029,994
Ballyrock CLO 23 Ltd. Series 2023-23A Class C†	9.826% (3 mo. USD Term SOFR + 5.20%	)#	4/25/2036	500,000	509,467
Ballyrock CLO 25 Ltd. Series 2023-25A Class A2†	7.076% (3 mo. USD Term SOFR + 2.45%	)#	1/25/2036	250,000	251,108
Barings CLO Ltd. Series 2023-1A Class D†	9.817% (3 mo. USD Term SOFR + 5.20%	)#	4/20/2036	1,150,000	1,173,334
Barings CLO Ltd. Series 2024-1A Class D†	8.617% (3 mo. USD Term SOFR + 4.00%	)#	1/20/2037	250,000	255,891
Barings Loan Partners CLO Ltd. Series LP-3A Class BR†	6.717% (3 mo. USD Term SOFR + 2.10%	)#	7/20/2033	250,000	250,516
Battery Park CLO II Ltd. Series 2022-1A Class CR†	6.967% (3 mo. USD Term SOFR + 2.35%	)#	10/20/2037	1,250,000	1,249,988
Bear Mountain Park CLO Ltd. Series 2022-1A Class ER†	10.606% (3 mo. USD Term SOFR + 5.95%	)#	7/15/2037	150,000	151,755
Benefit Street Partners CLO IX Ltd. Series 2016-9A Class CR2†	6.57% (3 mo. USD Term SOFR + 1.95%	)#	10/20/2037	1,250,000	1,253,596
Benefit Street Partners CLO V-B Ltd. Series 2018-5BA Class A1R†	6.147% (3 mo. USD Term SOFR + 1.53%	)#	7/20/2037	1,510,000	1,521,144
Benefit Street Partners CLO XIV Ltd. Series 2018-14A Class D1R†	7.836% (3 mo. USD Term SOFR + 3.25%	)#	10/20/2037	1,000,000	1,010,676
Benefit Street Partners CLO XXIX Ltd. Series 2022-29A Class D†	10.376% (3 mo. USD Term SOFR + 5.75%	)#	1/25/2036	500,000	508,378

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Birch Grove CLO 5 Ltd. Series 2023-5A Class D1R†	8.199% (3 mo. USD Term SOFR + 3.35%	)#	10/20/2037	$750,000	$751,226
Birch Grove CLO Ltd. Series 19A Class A1RR†	6.237% (3 mo. USD Term SOFR + 1.59%	)#	7/17/2037	1,500,000	1,508,119
Business Jet Securities LLC Series 2024-2A Class A†	5.364%		9/15/2039	788,889	776,707
Carlyle U.S. CLO Ltd. Series 2022-2A Class A1R†(a)	1.00% (3 mo. USD Term SOFR + 1.36%	)#	1/20/2038	1,500,000	1,500,000
Carlyle U.S. CLO Ltd. Series 2022-3A Class CR†	7.167% (3 mo. USD Term SOFR + 2.55%	)#	4/20/2037	250,000	253,450
Carlyle U.S. CLO Ltd. Series 2022-6A Class DR†	9.376% (3 mo. USD Term SOFR + 4.75%	)#	10/25/2036	300,000	306,087
Carlyle U.S. CLO Ltd. Series 2023-2A Class C†	7.617% (3 mo. USD Term SOFR + 3.00%	)#	7/20/2036	500,000	505,944
Cedar Funding XIV CLO Ltd. Series 2021-14A Class AR†	6.032% (3 mo. USD Term SOFR + 1.38%	)#	10/15/2037	1,500,000	1,500,000
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	1,600,000	1,580,941
CIFC Funding Ltd. Series 2019-1A Class ER†	10.367% (3 mo. USD Term SOFR + 5.75%	)#	10/20/2037	750,000	750,000
CIFC Funding Ltd. Series 2023-3A Class C†	7.267% (3 mo. USD Term SOFR + 2.65%	)#	1/20/2037	625,000	632,725
CIFC Funding Ltd. Series 2023-3A Class D†	8.867% (3 mo. USD Term SOFR + 4.25%	)#	1/20/2037	1,000,000	1,023,647
CIFC Funding Ltd. Series 2024-4A Class A†	6.00% (3 mo. USD Term SOFR + 1.35%	)#	10/16/2037	1,000,000	999,976
Clover CLO LLC Series 2018-1A Class D1RR†	8.067% (3 mo. USD Term SOFR + 3.45%	)#	4/20/2037	1,450,000	1,458,269
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A†	6.05%		1/20/2031	1,895,040	1,908,691

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Crown City CLO V Series 2023-5A Class C1AR†	8.717% (3 mo. USD Term SOFR + 4.10%	)#	4/20/2037	$750,000	$757,943
Danby Park CLO Ltd. Series 2022-1A Class B1R†	6.317% (3 mo. USD Term SOFR + 1.70%	)#	10/21/2037	1,250,000	1,249,990
Dell Equipment Finance Trust Series 2024-2 Class D†	5.29%		2/24/2031	600,000	597,743
Driven Brands Funding LLC Series 2020-1A Class A2†	7.393%		10/20/2052	95,635	97,093
Dryden 102 CLO Ltd. Series 2023-102A Class B†	7.106% (3 mo. USD Term SOFR + 2.45%	)#	10/15/2036	250,000	252,473
Dryden 104 CLO Ltd. Series 2022-104A Class A1R†	6.29% (3 mo. USD Term SOFR + 1.29%	)#	8/20/2034	1,000,000	1,001,435
Dryden 115 CLO Ltd. Series 2024-115A Class B†	6.632% (3 mo. USD Term SOFR + 2.00%	)#	4/18/2037	1,090,000	1,098,631
Elmwood CLO II Ltd. Series 2019-2A Class CRR†(a)	–	(c)	10/20/2037	1,250,000	1,249,998
Elmwood CLO XII Ltd. Series 2021-5A Class CR†	6.566% (3 mo. USD Term SOFR + 2.00%	)#	10/15/2037	1,000,000	999,977
Empower CLO Ltd. Series 2022-1A Class ER†	10.517% (3 mo. USD Term SOFR + 5.90%	)#	10/20/2037	750,000	749,986
Empower CLO Ltd. Series 2023-1A Class D†	10.126% (3 mo. USD Term SOFR + 5.50%	)#	4/25/2036	350,000	357,321
Empower CLO Ltd. Series 2023-2A Class C†	8.056% (3 mo. USD Term SOFR + 3.40%	)#	7/15/2036	500,000	508,691
Empower CLO Ltd. Series 2023-2A Class D†	10.056% (3 mo. USD Term SOFR + 5.40%	)#	7/15/2036	1,150,000	1,183,631
Empower CLO Ltd. Series 2024-1A Class A1†	6.226% (3 mo. USD Term SOFR + 1.60%	)#	4/25/2037	1,720,000	1,728,858
Empower CLO Ltd. Series 2024-2A Class A1†	6.846% (3 mo. USD Term SOFR + 1.52%	)#	7/15/2037	1,000,000	1,004,926

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Empower CLO Ltd. Series 2024-2A Class E†	11.376% (3 mo. USD Term SOFR + 6.05%	)#	7/15/2037		$100,000	$101,455
Fairstone Financial Issuance Trust I Series 2020-1A Class A†	2.509%		10/20/2039	CAD	84,025	59,944
Fairstone Financial Issuance Trust I Series 2020-1A Class D†	6.873%		10/20/2039	CAD	1,650,000	1,173,314
Galaxy XXII CLO Ltd. Series 2016-22A Class ARRR†	5.887% (3 mo. USD Term SOFR + 1.24%	)#	4/16/2034		$1,000,000	1,001,950
Generate CLO 16 Ltd. Series 2024-16A Class E†	11.157% (3 mo. USD Term SOFR + 6.15%	)#	7/20/2037		100,000	101,620
Generate CLO 3 Ltd. Series 3A Class E2R†	12.447% (3 mo. USD Term SOFR + 7.83%	)#	10/20/2036		700,000	729,011
Generate CLO 4 Ltd. Series 4A Class ARR†	6.047% (3 mo. USD Term SOFR + 1.43%	)#	7/20/2037		1,350,000	1,358,760
Generate CLO 6 Ltd. Series 6A Class AR2†	5.937% (3 mo. USD Term SOFR + 1.40%	)#	10/22/2037		1,000,000	1,000,000
GoldenTree Loan Management U.S. CLO 10 Ltd. Series 2021-10A Class DR†	7.717% (3 mo. USD Term SOFR + 3.10%	)#	10/20/2037		1,000,000	1,007,642
GreenSky Home Improvement Trust Series 2024-1 Class A3†	5.55%		6/25/2059		1,075,000	1,090,315
GREYWOLF CLO VII Ltd. Series 2018-2A Class A2†	6.777% (3 mo. USD Term SOFR + 2.16%	)#	10/20/2031		250,000	251,232
Harmony-Peace Park CLO Ltd. Series 2024-1A Class A†	5.898% (3 mo. USD Term SOFR + 1.35%	)#	10/20/2037		1,500,000	1,500,348
Hartwick Park CLO Ltd. Series 2023-1A Class D†	9.117% (3 mo. USD Term SOFR + 4.50%	)#	1/21/2036		250,000	252,652
Invesco CLO Ltd. Series 2022-3A Class A1R†	6.002% (3 mo. USD Term SOFR + 1.37%	)#	10/22/2037		1,750,000	1,749,993
Invesco U.S. CLO Ltd. Series 2024-3A Class D†	8.869% (3 mo. USD Term SOFR + 3.55%	)#	7/20/2037		750,000	764,834

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Katayma CLO II Ltd. Series 2024-2A Class D†	9.117% (3 mo. USD Term SOFR + 4.50%	)#	4/20/2037	$1,500,000	$1,526,003
KKR CLO 23 Ltd. Series 23 Class CR†	6.517% (3 mo. USD Term SOFR + 1.90%	)#	10/20/2031	1,250,000	1,257,176
KKR CLO 45a Ltd. Series 2024-45A Class C†	7.156% (3 mo. USD Term SOFR + 2.50%	)#	4/15/2035	1,250,000	1,253,556
KKR CLO 52 Ltd. Series 2023-52A Class A1†	6.547% (3 mo. USD Term SOFR + 1.90%	)#	7/16/2036	1,000,000	1,007,186
KKR CLO 59 Ltd. Series 2024-56A Class E†	11.596% (3 mo. USD Term SOFR + 6.50%	)#	10/15/2037	250,000	259,032
KKR Financial CLO Ltd. Series 2013-1A Class A2R2†	6.106% (3 mo. USD Term SOFR + 1.45%	)#	4/15/2029	1,000,000	1,001,688
Lending Funding Trust Series 2020-2A Class D†	6.77%		4/21/2031	1,000,000	965,847
Lodi Park CLO Ltd. Series 2024-1A Class E†	10.939% (3 mo. USD Term SOFR + 5.65%	)#	7/21/2037	100,000	100,878
Madison Park Funding LVIII Ltd. Series 2024-58A Class D†	8.276% (3 mo. USD Term SOFR + 3.65%	)#	4/25/2037	1,150,000	1,169,882
Madison Park Funding LXVI Ltd. Series 2024-66A Class B†(a)	1.00% (3 mo. USD Term SOFR + 1.70%	)#	1/21/2038	1,500,000	1,500,000
Madison Park Funding XLII Ltd. Series 13A Class AR†	5.776% (3 mo. USD Term SOFR + 1.15%	)#	11/21/2030	880,635	881,902
Madison Park Funding XLII Ltd. Series 13A Class B†	6.388% (3 mo. USD Term SOFR + 1.76%	)#	11/21/2030	600,000	601,665
Magnetite XXXV Ltd. Series 2022-35A Class DR†	8.626% (3 mo. USD Term SOFR + 4.00%	)#	10/25/2036	250,000	257,239
Mariner Finance Issuance Trust Series 2020-AA Class B†	3.21%		8/21/2034	400,000	398,244
Mariner Finance Issuance Trust Series 2024-AA Class E†	9.02%		9/22/2036	450,000	452,173

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
MF1 LLC Series 2024-FL14 Class A†	6.496% (1 mo. USD Term SOFR + 1.74%	)#	3/19/2039	$100,000	$100,175
Milford Park CLO Ltd. Series 2022-1A Class B†	6.717% (3 mo. USD Term SOFR + 2.10%	)#	7/20/2035	500,000	501,547
Mountain View CLO LLC Series 2016-1A Class CR2†	6.997% (3 mo. USD Term SOFR + 2.35%	)#	4/14/2033	1,250,000	1,250,938
Mountain View CLO XVI Ltd. Series 2022-1A Class A1R†	6.116% (3 mo. USD Term SOFR + 1.46%	)#	4/15/2034	900,000	901,378
Neuberger Berman Loan Advisers CLO 55 Ltd. Series 2024-55A Class D1†	8.132% (3 mo. USD Term SOFR + 3.50%	)#	4/22/2038	450,000	458,480
OCP CLO Ltd. Series 2019-17A Class BR2†	6.367% (3 mo. USD Term SOFR + 1.75%	)#	7/20/2037	1,250,000	1,255,755
OCP CLO Ltd. Series 2023-26A Class E†	12.897% (3 mo. USD Term SOFR + 8.25%	)#	4/17/2036	250,000	256,317
OCP CLO Ltd. Series 2024-32A Class A1†	6.146% (3 mo. USD Term SOFR + 1.52%	)#	4/23/2037	900,000	902,971
OHA Credit Funding 14 Ltd. Series 2023-14A Class E†	12.367% (3 mo. USD Term SOFR + 7.75%	)#	4/20/2036	250,000	255,983
OHA Credit Funding 16 Ltd. Series 2023-16A Class C†	7.267% (3 mo. USD Term SOFR + 2.65%	)#	10/20/2036	250,000	252,947
OHA Credit Funding 17 Ltd. Series 2024-17A Class C†	6.917% (3 mo. USD Term SOFR + 2.30%	)#	4/20/2037	500,000	505,177
OHA Credit Funding 18 Ltd. Series 2024-18A Class D1†	8.067% (3 mo. USD Term SOFR + 3.45%	)#	4/20/2037	350,000	357,388
OHA Credit Partners XIII Ltd. Series 2016-13A Class CR2†	6.567% (3 mo. USD Term SOFR + 1.95%	)#	10/21/2037	1,000,000	1,005,986
Palmer Square CLO Ltd. Series 2022-5A Class A1R†	6.29% (3 mo. USD Term SOFR + 1.35%	)#	10/20/2037	1,500,000	1,499,978

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Palmer Square CLO Ltd. Series 2022-5A Class CR†	6.89% (3 mo. USD Term SOFR + 1.95%	)#	10/20/2037	$700,000	$699,997
Palmer Square CLO Ltd. Series 2023-1A Class D†	9.917% (3 mo. USD Term SOFR + 5.30%	)#	1/20/2036	250,000	254,154
Post CLO Ltd. Series 2023-1A Class B1†	7.117% (3 mo. USD Term SOFR + 2.50%	)#	4/20/2036	250,000	251,610
Post CLO VI Ltd. Series 2024-2A Class C†(a)	–	(c)	1/20/2038	1,250,000	1,250,000
Rad CLO 20 Ltd. Series 2023-20A Class D†	9.617% (3 mo. USD Term SOFR + 5.00%	)#	7/20/2036	250,000	256,154
Rad CLO 7 Ltd. Series 2020-7A Class A1R†	5.997% (3 mo. USD Term SOFR + 1.35%	)#	4/17/2036	1,000,000	1,002,631
Regatta XXV Funding Ltd. Series 2023-1A Class C†	7.706% (3 mo. USD Term SOFR + 3.05%	)#	7/15/2036	250,000	253,096
RR 34 Ltd. Series 2024-34RA Class DR†(a)	5.50% (3 mo. USD Term SOFR + 5.50%	)#	10/15/2039	1,000,000	1,003,750	(b)
RR 5 Ltd. Series 2018-5A Class A1R†	6.823% (3 mo. USD Term SOFR + 1.50%	)#	7/15/2039	1,000,000	1,006,081
RR 8 Ltd. Series 2020-8A Class A1R†	6.006% (3 mo. USD Term SOFR + 1.35%	)#	7/15/2037	1,000,000	1,001,987
Sandstone Peak Ltd. Series 2021-1A Class B1R†	6.486% (3 mo. USD Term SOFR + 1.83%	)#	10/15/2034	1,250,000	1,257,217
Sierra Timeshare Receivables Funding LLC Series 2024-3A Class D†	6.93%		8/20/2041	840,000	837,693
Silver Point CLO 6 Ltd. Series 2024-6A Class C†(a)	–	(c)	10/15/2037	1,000,000	1,000,000
Silver Point CLO 6 Ltd. Series 2024-6A Class E†(a)	–	(c)	10/15/2037	750,000	750,000
Sixth Street CLO XV Ltd. Series 2020-15A Class AR†	6.203% (3 mo. USD Term SOFR + 1.37%	)#	10/24/2037	1,500,000	1,500,007
Sixth Street CLO XXI Ltd. Series 2022-21A Class AR†	6.012% (3 mo. USD Term SOFR + 1.37%	)#	10/21/2037	1,500,000	1,500,000
Sixth Street CLO XXII Ltd. Series 2023-22A Class D†	9.632% (3 mo. USD Term SOFR + 5.00%	)#	4/22/2036	300,000	306,223

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Stream Innovations Issuer Trust Series 2024-2A Class A†	5.21%		2/15/2045	$1,410,000	$1,411,300
Sycamore Tree CLO Ltd. Series 2024-5A Class D1†	8.867% (3 mo. USD Term SOFR + 4.25%	)#	4/20/2036	250,000	252,950
Trinitas CLO XXIV Ltd. Series 2024-24A Class D1†	8.726% (3 mo. USD Term SOFR + 4.10%	)#	4/25/2037	1,240,000	1,272,458
Trinitas CLO XXVIII Ltd. Series 2024-28A Class B†	6.726% (3 mo. USD Term SOFR + 2.10%	)#	4/25/2037	1,000,000	1,006,716
Valley Stream Park CLO Ltd. Series 2022-1A Class DR†	8.767% (3 mo. USD Term SOFR + 4.15%	)#	10/20/2034	250,000	251,932
Voya CLO Ltd. Series 2016-3A Class A3R2†	6.332% (3 mo. USD Term SOFR + 1.70%	)#	10/18/2031	630,000	631,579
Warwick Capital CLO 3 Ltd. Series 2024-3A Class D†	9.117% (3 mo. USD Term SOFR + 4.50%	)#	4/20/2037	1,000,000	1,018,628
Wingstop Funding LLC Series 2020-1A Class A2†	2.841%		12/5/2050	398,925	370,573
Total					102,857,223

Student Loan 0.13%
Bayview Opportunity Master Fund VII LLC Series 2024-EDU1 Class D†	7.607% (30 day USD SOFR Average + 2.75%	)#	6/25/2047	221,324	224,135
Total Asset-Backed Securities (cost $126,091,454)					126,126,655

CORPORATE BONDS 8.14%

Auto Manufacturers 1.57%
BMW U.S. Capital LLC†	5.892% (SOFR + 0.80%	)#	8/13/2026	409,000	411,215
Ford Motor Credit Co. LLC	6.439% (SOFR + 1.45%	)#	11/5/2026	818,000	819,329
General Motors Financial Co., Inc.	5.894% (SOFR + 1.05%	)#	7/15/2027	300,000	300,125
Hyundai Capital America†	5.893% (SOFR + 1.04%	)#	6/24/2027	700,000	701,125
Toyota Motor Credit Corp.	5.877% (SOFR + 0.77%	)#	8/7/2026	399,000	401,318
Total					2,633,112

Banks 5.08%
ABN AMRO Bank NV (Netherlands)†(d)	6.652% (SOFR + 1.78%	)#	9/18/2027	700,000	710,947
Bank of Nova Scotia (Canada)(d)	5.919% (SOFR + 1.08%	)#	8/1/2029	400,000	401,588

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
BPCE SA (France)†(d)	6.822% (SOFR + 1.98%	)#	10/19/2027	$250,000	$254,467
Canadian Imperial Bank of Commerce (Canada)(d)	5.842% (SOFR + 0.93%	)#	9/11/2027	938,000	941,203
Citigroup, Inc.	5.883% (3 mo. USD Term SOFR + 0.81%	)#	8/25/2036	300,000	267,627
Goldman Sachs Group, Inc.	6.745% (SOFR + 1.85%	)#	3/15/2028	1,283,000	1,311,433
JPMorgan Chase & Co.	5.771% (SOFR + 0.93%	)#	7/22/2028	800,000	805,071
Morgan Stanley Bank NA	5.881% (SOFR + 0.87%	)#	5/26/2028	800,000	802,081
NatWest Group PLC (United Kingdom)(d)	6.367% (SOFR + 1.30%	)#	11/15/2028	200,000	201,671
NatWest Markets PLC (United Kingdom)†(d)	6.197% (SOFR + 1.14%	)#	5/17/2029	1,000,000	1,007,033
Royal Bank of Canada (Canada)(d)	5.563% (SOFR + 0.72%	)#	10/18/2027	399,000	399,600
Sumitomo Mitsui Trust Bank Ltd. (Japan)†(d)	5.914% (SOFR + 0.98%	)#	9/10/2027	820,000	827,406
U.S. Bank NA	5.531% (SOFR + 0.69%	)#	10/22/2027	596,000	596,515
Total					8,526,642

Electric 0.49%
Pacific Gas & Electric Co.	5.899% (SOFR + 0.95%	)#	9/4/2025	818,000	819,923

Insurance 0.41%
Athene Global Funding†	6.037% (SOFR + 1.03%	)#	8/27/2026	500,000	500,825
Marsh & McLennan Cos., Inc.(a)	5.539% (SOFR + 0.70%	)#	11/8/2027	190,000	191,049
Total					691,874

Mining 0.59%
Glencore Funding LLC†	5.906% (SOFR + 1.06%	)#	4/4/2027	987,000	994,368
Total Corporate Bonds (cost $13,617,348)					13,665,919

FLOATING RATE LOANS(e) 5.87%

Aerospace/Defense 0.22%
TransDigm, Inc. 2023 Term Loan J	7.104% (3 mo. USD Term SOFR + 2.50%	)	2/28/2031	249,375	249,891
TransDigm, Inc. 2024 Term Loan	7.32% (PRIME Rate + 1.50%	)	1/19/2032	125,000	125,195
Total					375,086

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Commercial Services 0.23%
Belron Finance 2019 LLC 2024 USD Term Loan B	7.495% (1 mo. USD Term SOFR + 2.75%	)	10/16/2031		$380,000	$381,900

Computers 0.13%
Amentum Government Services Holdings LLC 2024 Term Loan B	6.935% (1 mo. USD Term SOFR + 2.25%	)	9/29/2031		217,000	217,244

Diversified Financial Services 1.20%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	–	(c)	6/24/2030		1,150,000	1,150,259
Citadel Securities LP 2024 First Lien Term Loan	–	(c)	10/31/2031		181,000	181,198
Citadel Securities LP 2024 Term Loan B	6.718% (1 mo. USD Term SOFR + 2.00%	)	7/29/2030		99,749	99,858
DRW Holdings LLC 2024 Term Loan B	–	(c)	6/26/2031		280,000	279,300
Jane Street Group LLC 2024 1st Lien Term Loan B	6.685% (1 mo. USD Term SOFR + 2.00%	)	1/26/2028		224,417	224,436
Nuvei Technologies Corp. USD Term Loan (Canada)(d)	7.785% (1 mo. USD Term SOFR + 3.00%	)	12/19/2030		81,934	81,857
Total						2,016,908

Diversified Manufacturing Operations 0.17%
First Eagle Investment Management LLC 2024 Term Loan B2	7.604% (3 mo. USD Term SOFR + 3.00%	)	3/5/2029		284,286	283,268

Electric: Generation 0.30%
EFS Cogen Holdings I LLC 2020 Term Loan B	–	(c)	10/3/2031		499,103	498,010

Entertainment 0.64%
Caesars Entertainment, Inc. 2024 Term Loan B1	7.435% (1 mo. USD Term SOFR + 2.75%	)	2/6/2031		247,084	247,606
Flutter Financing BV Term Loan B (Netherlands)(d)	6.604% (3 mo. USD Term SOFR + 2.00%	)	11/29/2030		748,575	749,323
GVC Holdings (Gibraltar) Ltd. 2024 EUR Term Loan B	6.922% (6 mo. EURIBOR + 3.25%	)	6/30/2028	EUR	73,000	79,728
Total						1,076,657

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Financial 0.61%
Hudson River Trading LLC 2021 Term Loan	7.865% (3 mo. USD Term SOFR + 3.00%	)	3/20/2028	$274,289	$274,616
LPL Holdings, Inc. 2019 Term Loan B1	6.694% (1 mo. USD Term SOFR + 1.75%	)	11/12/2026	748,037	748,272
Total					1,022,888

Health Care Services 0.15%
Surgery Center Holdings, Inc. 2024 Term Loan B	7.495% (1 mo. USD Term SOFR + 2.75%	)	12/19/2030	249,373	250,234

Home Furnishings 0.37%
Tempur Sealy International, Inc. 2024 Term Loan B	–	(c)	10/3/2031	613,000	613,512

Insurance 0.30%
Aon Corp. Term Loan A	–	(c)	6/15/2027	511,520	509,924

Pipelines 0.29%
EPIC Crude Services LP 2024 Term Loan B	7.656% (3 mo. USD Term SOFR + 3.00%	)	10/10/2031	245,000	245,219
Oryx Midstream Services Permian Basin LLC 2024 Term Loan B	7.918% (1 mo. USD Term SOFR + 3.00%	)	10/5/2028	249,372	249,805
Total					495,024

Real Estate 0.12%
Cushman & Wakefield U.S. Borrower LLC 2024 Tranche 2 Incremental Term Loan	7.935% - 10.25% (1 mo. USD Term SOFR + 3.25%	)	1/31/2030	198,354	198,933

Software 0.34%
AppLovin Corp. 2024 Term Loan (2030)	7.185% (1 mo. USD Term SOFR + 2.50%	)	8/16/2030	299,248	299,930
Thunder Generation Funding LLC Term Loan B	7.61% (3 mo. USD Term SOFR + 3.00%	)	10/3/2031	271,000	271,644
Total					571,574

Telecommunications 0.12%
Lorca Holdco Ltd. 2024 USD Term Loan (United Kingdom)(d)	–	(c)	3/25/2031	198,469	199,048

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Utilities 0.68%
Alpha Generation LLC Term Loan B	7.446% (1 mo. USD Term SOFR + 2.75%	)	9/30/2031	$476,000	$476,509
Compass Power Generation LLC 2024 Term Loan	8.435% (1 mo. USD Term SOFR + 3.75%	)	4/14/2029	215,460	216,941
NRG Energy, Inc. 2024 Term Loan	–	(c)	4/16/2031	141,000	141,353
South Field LLC Term Loan B	–	(c)	8/29/2031	282,663	282,900
South Field LLC Term Loan C	–	(c)	8/29/2031	17,337	17,351
Total					1,135,054
Total Floating Rate Loans (cost $9,835,112)					9,845,264

FOREIGN GOVERNMENT OBLIGATIONS(d) 0.18%

South Korea 0.18%
Korea National Oil Corp.† (cost $302,000)	5.759% (SOFR + 0.90%	)#	9/30/2027	302,000	303,480

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.84%
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	6.107% (30 day USD SOFR Average + 1.25%	)#	8/25/2044	2,935,250	2,940,690
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R05 Class 2A1†	5.857% (30 day USD SOFR Average + 1.00%	)#	7/25/2044	1,232,525	1,231,388
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	6.007% (30 day USD SOFR Average + 1.15%	)#	9/25/2044	592,490	592,967
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $4,764,662)					4,765,045

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.92%
ACRES Commercial Realty Ltd. Series 2021-FL2 Class B†	7.145% (1 mo. USD Term SOFR + 2.36%	)#	1/15/2037	900,000	900,380	(b)
BLP Commercial Mortgage Trust Series 2024-IND2 Class A†	6.146% (1 mo. USD Term SOFR + 1.34%	)#	3/15/2041	500,000	500,041
BPR Trust Series 2022-OANA Class A†	6.702% (1 mo. USD Term SOFR + 1.90%	)#	4/15/2037	296,000	297,791
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	5.607% (1 mo. USD Term SOFR + 0.80%	)#	10/15/2038	461,443	459,162

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	6.196% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	$110,948	$111,199
BX Trust Series 2024-VLT4 Class A†	6.295% (1 mo. USD Term SOFR + 1.49%	)#	7/15/2029	200,000	200,425
CONE Trust Series 2024-DFW1 Class A†	6.446% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	220,000	220,377
Great Wolf Trust Series 2024-WOLF Class A†	6.346% (1 mo. USD Term SOFR + 1.54%	)#	3/15/2039	600,000	600,892
JW Commercial Mortgage Trust Series 2024-MRCO Class A†	6.407% (1 mo. USD Term SOFR + 1.62%	)#	6/15/2039	300,000	300,503
KIND Commercial Mortgage Trust Series 2024-1 Class A†	6.694% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	340,000	341,081
MTN Commercial Mortgage Trust Series 2022-LPFL Class A†	6.207% (1 mo. USD Term SOFR + 1.40%	)#	3/15/2039	1,040,000	1,035,087
Multifamily Connecticut Avenue Securities Trust Series 2024-01 Class M7†	7.607% (30 day USD SOFR Average + 2.75%	)#	7/25/2054	109,942	111,080
NRTH Mortgage Trust Series 2024-PARK Class A†	6.445% (1 mo. USD Term SOFR + 1.64%	)#	3/15/2039	810,000	811,921
NYO Commercial Mortgage Trust Series 2021-1290 Class A†	6.013% (1 mo. USD Term SOFR + 1.21%	)#	11/15/2038	1,750,000	1,713,707
PFP Ltd. Series 2023-10 Class A†	7.146% (1 mo. USD Term SOFR + 2.36%	)#	9/16/2038	92,923	93,343
SDR Commercial Mortgage Trust Series 2024-DSNY Class A†	6.196% (1 mo. USD Term SOFR + 1.39%	)#	5/15/2039	150,000	149,382
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12†	6.495% (1 mo. USD Term SOFR + 1.69%	)#	8/15/2041	400,000	401,387
Total Non-Agency Commercial Mortgage-Backed Securities (cost $8,202,758)					8,247,758

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
U.S. TREASURY OBLIGATIONS 5.99%
U.S. Treasury Floating Rate Notes (cost $10,048,518)	4.747% (3 mo. Treasury money market yield + 0.21%	)#	10/31/2026	$10,049,000	$10,050,138
Total Long-Term Investments (cost $172,861,852)					173,004,259

SHORT-TERM INVESTMENTS 4.35%

REPURCHASE AGREEMENTS 4.35%
Repurchase Agreement dated 10/31/2024, 4.750% due 11/1/2024 with TD Securities collateralized by $8,295,500 of U.S. Treasury Note at 1.375% due 10/31/2028; value: $7,448,980; proceeds: $7,300,963 (cost $7,300,000)				7,300,000	7,300,000
Total Investments in Securities 107.46% (cost $180,161,852)					180,304,259
Other Assets and Liabilities – Net(f) (7.46)%					(12,517,949)
Net Assets 100.00%					$167,786,310

CAD	Canadian Dollar.
EUR	Euro.
EURIBOR	Euro Interbank Offered Rate.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2024, the total value of Rule 144A securities was $141,426,438, which represents 84.29% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at October 31, 2024.
(a)	Securities purchased on a when-issued basis.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Interest Rate to be determined.
(d)	Foreign security traded in U.S. dollars.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at October 31, 2024.
(f)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and swap contracts as follows:

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2024

Centrally Cleared Interest Rate Swap Contracts at October 31, 2024:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	3.750%	12-Month USD SOFR Index	9/30/2026	$5,132,000	$(1,036)	$15,433	$14,397

Bank of America(2)	3.500%	12-Month USD SOFR Index	2/28/2029	2,450,000	5,483	20,650	26,133
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts					$4,447	$36,083	$40,530

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Forward Foreign Currency Exchange Contracts at October 31, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Goldman Sachs	11/22/2024	1,369,000	$1,015,863	$983,871	$31,992
Canadian dollar	Sell	Morgan Stanley	11/22/2024	377,000	275,386	270,942	4,444
Euro	Sell	Morgan Stanley	11/20/2024	149,000	164,893	162,182	2,711
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$39,147

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Morgan Stanley	11/20/2024	76,000	$84,214	$82,724	$(1,490)

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Automobiles	$–	$19,461,221	$1,003,378	$20,464,599
Other	–	101,351,307	1,505,916	102,857,223
Remaining Industries	–	2,804,833	–	2,804,833
Corporate Bonds	–	13,665,919	–	13,665,919
Floating Rate Loans	–	9,845,264	–	9,845,264
Foreign Government Obligations	–	303,480	–	303,480
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	4,765,045	–	4,765,045
Non-Agency Commercial Mortgage-Backed Securities	–	7,347,378	900,380	8,247,758
U.S. Treasury Obligations	–	10,050,138	–	10,050,138
Short-Term Investments
Repurchase Agreements	–	7,300,000	–	7,300,000
Total	$–	$176,894,585	$3,409,674	$180,304,259

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(concluded)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2024

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$40,530	$–	$40,530
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	39,147	–	39,147
Liabilities	–	(1,490)	–	(1,490)
Total	$–	$78,187	$–	$78,187

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Non-Agency Commercial Mortgage-Backed Securities
Balance as of July 1, 2024	$350,000	$–
Accrued Discounts (Premiums)	–	5
Realized Gain (Loss)	543	–
Change in Unrealized Appreciation (Depreciation)	9,381	3,750
Purchases	2,499,914	896,625
Sales	(350,543)	–
Transfers into Level 3	–	–
Transfers out of Level 3	–	–
Balance as of October 31, 2024	$2,509,294	$900,380
Change in unrealized appreciation/depreciation for the period ended October 31, 2024, related to Level 3 investments held at October 31, 2024	$9,381	$3,750

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 102.67%

ASSET-BACKED SECURITIES 1.72%

Other 1.72%
Brookhaven Park CLO Ltd. Series 2024-1A Class B1†	6.617% (3 mo. USD Term SOFR + 2.00%	)#	4/19/2037	$3,000,000	$3,027,002
Carlyle U.S. CLO Ltd. Series 2022-3A Class CR†	7.167% (3 mo. USD Term SOFR + 2.55%	)#	4/20/2037	7,000,000	7,096,613
Carlyle U.S. CLO Ltd. Series 2024-1A Class B†	6.656% (3 mo. USD Term SOFR + 2.00%	)#	4/15/2037	6,270,000	6,305,234
CIFC Funding Ltd. Series 2023-3A Class B†	6.917% (3 mo. USD Term SOFR + 2.30%	)#	1/20/2037	6,040,000	6,120,259
Danby Park CLO Ltd. Series 2022-1A Class B1R†	6.317% (3 mo. USD Term SOFR + 1.70%	)#	10/21/2037	7,500,000	7,499,940
Empower CLO Ltd. Series 2023-1A Class D†	10.126% (3 mo. USD Term SOFR + 5.50%	)#	4/25/2036	7,500,000	7,656,884
Generate CLO 18 Ltd. Series 2024-18A Class B†(a)	Zero Coupon		1/20/2038	7,150,000	7,150,000
Invesco U.S. CLO Ltd. Series 2024-2A Class B†	6.656% (3 mo. USD Term SOFR + 2.00%	)#	7/15/2037	13,000,000	13,131,480
Madison Park Funding XXXVII Ltd. Series 2019-37A Class CR2†	7.256% (3 mo. USD Term SOFR + 2.60%	)#	4/15/2037	6,500,000	6,601,809
Oaktree CLO Ltd. Series 2023-2A Class D†	10.067% (3 mo. USD Term SOFR + 5.45%	)#	7/20/2036	2,000,000	2,055,794
OHA Credit Partners XII Ltd. Series 2022-12A Class B1R2†	6.576% (3 mo. USD Term SOFR + 1.95%	)#	4/23/2037	6,820,000	6,880,458
OHA Loan Funding Ltd. Series 2016-1A Class CR2†	6.717% (3 mo. USD Term SOFR + 2.10%	)#	7/20/2037	3,000,000	3,045,054
Palmer Square CLO Ltd. Series 2023-3A Class C†	7.517% (3 mo. USD Term SOFR + 2.90%	)#	1/20/2037	2,750,000	2,795,278

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Peebles Park CLO Ltd. Series 2024-1A Class B1†	6.617% (3 mo. USD Term SOFR + 2.00%	)#	4/21/2037		$7,970,000	$8,047,713
Sixth Street CLO XVI Ltd. Series 2020-16A Class ER†	12.037% (3 mo. USD Term SOFR + 7.42%	)#	1/20/2037		6,500,000	6,770,240
Texas Debt Capital CLO Ltd. Series 2024-1A Class B†	6.582% (3 mo. USD Term SOFR + 1.95%	)#	4/22/2037		11,890,000	12,001,136
Voya CLO Ltd. Series 2023-1A Class C†	7.467% (3 mo. USD Term SOFR + 2.85%	)#	1/20/2037		4,730,000	4,806,107
Total Asset-Backed Securities (cost $110,918,974)						110,991,001

CONVERTIBLE BONDS 2.06%

Electric 0.08%
Atlantica Sustainable Infrastructure Jersey Ltd. (Jersey)(b)	4.00%		7/15/2025		5,000,000	4,972,722

Electrical Components & Equipment 0.13%
Schneider Electric SE	1.97%		11/27/2030	EUR	6,300,000	8,618,945

Electronics 0.13%
OSI Systems, Inc.†	2.25%		8/1/2029		$8,612,000	8,407,888

Energy-Alternate Sources 0.24%
Enphase Energy, Inc.	Zero Coupon		3/1/2028		12,444,000	10,446,738
Sunnova Energy International, Inc.	0.25%		12/1/2026		7,339,000	4,838,232
Total						15,284,970

Environmental Control 0.09%
Tetra Tech, Inc.	2.25%		8/15/2028		4,286,000	5,790,386

Health Care-Products 0.07%
Glaukos Corp.	2.75%		6/15/2027		1,962,000	4,680,351

Internet 0.10%
Meituan (China)(b)	Zero Coupon		4/27/2028		6,600,000	6,304,980

Investment Companies 0.09%
Bitdeer Technologies Group (Singapore)(b)	8.50%		8/15/2029		4,890,000	5,799,540

Lodging 0.10%
H World Group Ltd. (China)(b)	3.00%		5/1/2026		5,595,000	6,361,515

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Mining 0.09%
Gold Pole Capital Co. Ltd. (Hong Kong)(b)	1.00%	6/25/2029		$5,700,000	$6,029,288

REITS 0.20%
PennyMac Corp.	5.50%	3/15/2026		8,238,000	8,093,835
Two Harbors Investment Corp.	6.25%	1/15/2026		4,892,000	4,777,038
Total					12,870,873

Semiconductors 0.19%
ams-OSRAM AG	2.125%	11/3/2027	EUR	7,100,000	6,168,457
Semtech Corp.	1.625%	11/1/2027		$4,483,000	6,206,713
Total					12,375,170

Software 0.43%
Guidewire Software, Inc.	1.25%	3/15/2025		4,605,000	7,526,872
MicroStrategy, Inc.†(c)	0.625%	3/15/2030		3,426,000	6,222,473
Nutanix, Inc.	0.25%	10/1/2027		5,380,000	6,620,090
Vertex, Inc.†	0.75%	5/1/2029		5,380,000	7,096,220
Total					27,465,655

Telecommunications 0.12%
GDS Holdings Ltd. (China)(b)	4.50%	1/31/2030		5,950,000	7,468,897
Total Convertible Bonds (cost $129,990,679)					132,431,180

CORPORATE BONDS 80.41%

Advertising 0.95%
Advantage Sales & Marketing, Inc.†	6.50%	11/15/2028		22,489,000	21,077,264
Clear Channel Outdoor Holdings, Inc.†	5.125%	8/15/2027		4,500,000	4,367,121
Neptune Bidco U.S., Inc.†	9.29%	4/15/2029		8,320,000	7,781,144
Outfront Media Capital LLC/Outfront Media Capital Corp.†	5.00%	8/15/2027		12,517,000	12,338,817
Summer BC Holdco A SARL	9.25%	10/31/2027	EUR	12,048,876	13,172,513
Summer BC Holdco B SARL	5.75%	10/31/2026	EUR	2,032,000	2,205,652
Total					60,942,511

Aerospace/Defense 0.76%
Boeing Co.	4.875%	5/1/2025		$29,562,000	29,498,637
Bombardier, Inc. (Canada)†(b)	6.00%	2/15/2028		4,753,000	4,751,684
Bombardier, Inc. (Canada)†(b)	7.50%	2/1/2029		6,610,000	6,889,464
TransDigm, Inc.	5.50%	11/15/2027		5,877,000	5,830,202
TransDigm, Inc.†	6.75%	8/15/2028		1,684,000	1,722,245
Total					48,692,232

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Agriculture 0.08%
Kernel Holding SA (Ukraine)(b)	6.75%		10/27/2027			$3,000,000	$2,660,062
Turning Point Brands, Inc.†	5.625%		2/15/2026			2,668,000	2,660,319
Total							5,320,381

Airlines 1.19%
Air Canada (Canada)†(b)	3.875%		8/15/2026			12,901,000	12,490,673
American Airlines, Inc.†	7.25%		2/15/2028			17,266,000	17,563,718
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.50%		4/20/2026			4,500,000	4,489,762
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%		4/20/2029			4,805,594	4,762,620
Azul Secured Finance LLP	11.50%		5/28/2029			2,000,000	1,291,470
Azul Secured Finance LLP†	11.93%		8/28/2028			9,000,000	8,812,698
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(b)(c)	9.50%		6/1/2028			27,548,000	27,092,130
Total							76,503,071

Auto Manufacturers 0.86%
Aston Martin Capital Holdings Ltd. (United Kingdom)†(b)	10.00%		3/31/2029			21,666,000	21,067,981
Ford Motor Credit Co. LLC	5.125%		6/16/2025			26,259,000	26,196,269
Jaguar Land Rover Automotive PLC (United Kingdom)†(b)(c)	5.875%		1/15/2028			8,000,000	7,917,694
Total							55,181,944

Auto Parts & Equipment 0.98%
Adient Global Holdings Ltd. (Ireland)†(b)	4.875%		8/15/2026			4,990,000	4,921,055
American Axle & Manufacturing, Inc.(c)	6.50%		4/1/2027			7,375,000	7,358,520
American Axle & Manufacturing, Inc.	6.875%		7/1/2028			2,500,000	2,476,262
Dana, Inc.	5.625%		6/15/2028			3,425,000	3,327,470
Goodyear Tire & Rubber Co.	5.00%		5/31/2026			9,764,000	9,603,992
Grupo Antolin-Irausa SA†	10.375%		1/30/2030		EUR	2,700,000	2,548,149
IHO Verwaltungs GmbH (Germany)†(b)	6.375%		5/15/2029			$4,000,000	3,870,342
Standard Profil Automotive GmbH	6.25%		4/30/2026		EUR	7,281,000	5,867,463
ZF North America Capital, Inc.†	4.75%		4/29/2025			$10,100,000	10,029,234
ZF North America Capital, Inc.†	6.875%		4/14/2028			5,850,000	5,906,090
ZF North America Capital, Inc.†	7.125%		4/14/2030			7,456,000	7,504,427
Total							63,413,004

Banks 2.68%
Banco Mercantil del Norte SA (Cayman Islands)(b)(c)	5.875% (5 yr. CMT + 4.64%	)#	–	(d)		6,000,000	5,803,703

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Bank Negara Indonesia Persero Tbk. PT (Indonesia)(b)	3.75%		3/30/2026		$6,500,000	$6,318,488
BNP Paribas SA (France)†(b)	7.375% (5 yr. USD Swap + 5.15%	)#	–	(d)	9,500,000	9,564,021
Danske Bank AS (Denmark)(b)	4.375% (5 yr. CMT + 3.39%	)#	–	(d)	7,000,000	6,800,675
Freedom Mortgage Corp.†	12.00%		10/1/2028		16,990,000	18,371,758
Freedom Mortgage Corp.†	12.25%		10/1/2030		15,138,000	16,686,905
ING Groep NV (Netherlands)(b)	6.472% (SOFR + 1.56%	)#	9/11/2027		3,500,000	3,552,191
JPMorgan Chase & Co.	4.00% (3 mo. USD Term SOFR + 2.75%	)#	–	(d)	20,758,000	20,486,336
KeyCorp	5.00% (3 mo. USD Term SOFR + 3.87%	)#	–	(d)	6,860,000	6,611,199
M&T Bank Corp.	3.50% (5 yr. CMT + 2.68%	)#	–	(d)	15,674,000	14,299,530
Popular, Inc.	7.25%		3/13/2028		8,530,000	8,845,124
Societe Generale SA (France)†(b)	9.375% (5 yr. CMT + 5.39%	)#	–	(d)	5,308,000	5,564,695
Standard Chartered PLC (United Kingdom)(b)	3.516% (5 yr. CMT + 1.85%	)#	2/12/2030		10,170,000	10,099,133
U.S. Bancorp	3.70% (5 yr. CMT + 2.54%	)#	–	(d)	10,778,000	10,128,707
UBS Group AG (Switzerland)(b)	5.125% (5 yr. CMT + 4.86%	)#	–	(d)	6,630,000	6,479,358
UBS Group AG (Switzerland)†(b)	7.75% (5 yr. USD ICE Swap + 4.16%	)#	–	(d)	2,291,000	2,407,564
UBS Group AG (Switzerland)†(b)	9.25% (5 yr. CMT + 4.75%	)#	–	(d)	2,674,000	2,920,513
Wells Fargo & Co.	5.911% (SOFR + 1.07%	)#	4/22/2028		9,819,000	9,882,342
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031		8,380,000	7,762,478
Total						172,584,720

Biotechnology 0.14%
Biocon Biologics Global PLC (United Kingdom)†(b)(c)	6.67%		10/9/2029		3,387,000	3,342,335
Emergent BioSolutions, Inc.†	3.875%		8/15/2028		7,481,000	6,018,371
Total						9,360,706

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Building Materials 1.98%
ACProducts Holdings, Inc.†	6.375%	5/15/2029		$5,165,000	$3,286,227
AmeriTex HoldCo Intermediate LLC†(c)	10.25%	10/15/2028		16,850,000	17,750,447
Camelot Return Merger Sub, Inc.†	8.75%	8/1/2028		14,466,000	14,548,921
Cornerstone Building Brands, Inc.†	9.50%	8/15/2029		3,131,000	3,225,941
CP Atlas Buyer, Inc.†(c)	7.00%	12/1/2028		6,442,000	5,903,094
Eco Material Technologies, Inc.†	7.875%	1/31/2027		14,293,000	14,399,026
Griffon Corp.	5.75%	3/1/2028		17,799,000	17,493,714
JELD-WEN, Inc.†	4.875%	12/15/2027		9,210,000	8,918,593
New Enterprise Stone & Lime Co., Inc.†	5.25%	7/15/2028		7,000,000	6,781,423
Smyrna Ready Mix Concrete LLC†	6.00%	11/1/2028		20,088,000	19,941,683
Standard Industries, Inc.†	5.00%	2/15/2027		5,360,000	5,252,907
West China Cement Ltd. (China)(b)	4.95%	7/8/2026		13,100,000	9,956,000
Total					127,457,976

Chemicals 2.77%
ASP Unifrax Holdings, Inc.†	7.10%	9/30/2029		14,261,745	8,485,738
ASP Unifrax Holdings, Inc.†	10.425%	9/30/2029		12,807,163	12,868,253
Cerdia Finanz GmbH (Germany)†(b)	9.375%	10/3/2031		8,477,000	8,739,363
Chemours Co.	5.375%	5/15/2027		8,416,000	8,111,371
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%	6/15/2028		13,671,000	13,131,555
Herens Midco SARL	5.25%	5/15/2029	EUR	13,909,000	11,493,361
INEOS Finance PLC (United Kingdom)†(b)(c)	6.75%	5/15/2028		$10,300,000	10,422,137
INEOS Finance PLC (United Kingdom)†(b)	7.50%	4/15/2029		7,750,000	8,005,355
INEOS Quattro Finance 2 PLC	8.50%	3/15/2029	EUR	4,900,000	5,674,584
INEOS Quattro Finance 2 PLC (United Kingdom)†(b)(c)	9.625%	3/15/2029		$8,250,000	8,749,730
Kobe U.S. Midco 2, Inc.†	9.25%	11/1/2026		7,461,825	6,331,582
Mativ Holdings, Inc.†	8.00%	10/1/2029		5,959,000	6,071,060
Minerals Technologies, Inc.†	5.00%	7/1/2028		5,500,000	5,328,593
NOVA Chemicals Corp. (Canada)†(b)	5.25%	6/1/2027		11,766,000	11,558,783
NOVA Chemicals Corp. (Canada)†(b)	9.00%	2/15/2030		6,591,000	7,028,122
Olympus Water U.S. Holding Corp.†	9.75%	11/15/2028		14,207,000	15,090,094
Rain Carbon, Inc.†(c)	12.25%	9/1/2029		12,147,000	12,966,254
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		54,000	53,202
SCIL IV LLC/SCIL USA Holdings LLC†	5.375%	11/1/2026		8,550,000	8,454,249
SNF Group SACA (France)†(b)	3.125%	3/15/2027		1,600,000	1,523,572
Synthomer PLC	7.375%	5/2/2029	EUR	5,020,000	5,688,412
Synthomer PLC†	7.375%	5/2/2029	EUR	2,235,000	2,532,590
Total					178,307,960

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Coal 0.99%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	8.625%	6/15/2029		$19,886,000	$21,009,042
Coronado Finance Pty. Ltd. (Australia)†(b)	9.25%	10/1/2029		20,760,000	21,252,948
SunCoke Energy, Inc.†	4.875%	6/30/2029		21,665,000	19,583,082
Warrior Met Coal, Inc.†	7.875%	12/1/2028		1,608,000	1,673,903
Total					63,518,975

Commercial Services 3.79%
AA Bond Co. Ltd.	6.50%	1/31/2026	GBP	1,066,630	1,381,599
AA Bond Co. Ltd.	6.50%	1/31/2026	GBP	534,429	692,242
Albion Financing 2 SARL (Luxembourg)†(b)	8.75%	4/15/2027		$11,201,000	11,519,007
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%	7/15/2027		25,723,000	25,802,844
Alta Equipment Group, Inc.†	9.00%	6/1/2029		13,071,000	11,621,578
BCP V Modular Services Finance II PLC	6.125%	11/30/2028	GBP	8,000,000	9,912,472
CoreCivic, Inc.	8.25%	4/15/2029		$12,612,000	13,263,473
CPI CG, Inc.†	10.00%	7/15/2029		8,992,000	9,428,621
EquipmentShare.com, Inc.†	8.625%	5/15/2032		4,899,000	5,059,996
EquipmentShare.com, Inc.†	9.00%	5/15/2028		23,224,000	24,043,465
Garda World Security Corp. (Canada)†(b)	7.75%	2/15/2028		3,227,000	3,335,743
GEO Group, Inc.	8.625%	4/15/2029		12,035,000	12,597,949
Herc Holdings, Inc.†	5.50%	7/15/2027		4,554,000	4,527,539
Hertz Corp.(e)	Zero Coupon	10/15/2022		2,000	100
Hertz Corp.†(e)	Zero Coupon	10/15/2024		22,000	1,045
Hertz Corp.†(c)	4.625%	12/1/2026		7,846,000	5,934,886
Prime Security Services Borrower LLC/Prime Finance, Inc.†	6.25%	1/15/2028		5,849,000	5,848,634
RAC Bond Co. PLC	5.25%	11/4/2046	GBP	15,725,000	19,745,710
RR Donnelley & Sons Co.†	9.50%	8/1/2029		$22,433,000	22,609,772
Sotheby’s†	7.375%	10/15/2027		31,735,000	31,043,839
WASH Multifamily Acquisition, Inc.†	5.75%	4/15/2026		22,831,000	22,798,384
Williams Scotsman, Inc.†	6.625%	6/15/2029		2,915,000	2,961,550
Total					244,130,448

Computers 0.79%
Ahead DB Holdings LLC†	6.625%	5/1/2028		5,884,000	5,717,513
CA Magnum Holdings (Mauritius)(b)	5.375%	10/31/2026		10,200,000	10,028,797
NCR Atleos Corp.†	9.50%	4/1/2029		6,472,000	7,128,622
Unisys Corp.†	6.875%	11/1/2027		23,367,000	22,866,981
Virtusa Corp.†	7.125%	12/15/2028		5,180,000	5,028,579
Total					50,770,492

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Cosmetics/Personal Care 0.15%
Coty, Inc.†	5.00%		4/15/2026		$10,000,000	$9,956,936

Distribution/Wholesale 0.36%
American Builders & Contractors Supply Co., Inc.†	4.00%		1/15/2028		8,277,000	7,873,896
Gates Corp.†	6.875%		7/1/2029		3,490,000	3,590,093
Manuchar Group SARL	7.25%		6/30/2027	EUR	3,900,000	4,126,836
SIG PLC	5.25%		11/30/2026	EUR	2,105,000	2,284,451
Travis Perkins PLC	3.75%		2/17/2026	GBP	4,300,000	5,397,056
Total						23,272,332

Diversified Financial Services 6.91%
AG Issuer LLC†	6.25%		3/1/2028		$7,009,000	6,885,910
AG TTMT Escrow Issuer LLC†	8.625%		9/30/2027		2,500,000	2,585,122
Ally Financial, Inc.	5.75%		11/20/2025		19,087,000	19,167,176
Ally Financial, Inc.	8.00%		11/1/2031		5,579,000	6,210,537
Aretec Group, Inc.†	7.50%		4/1/2029		4,732,000	4,561,978
Aretec Group, Inc.†	10.00%		8/15/2030		3,162,000	3,449,284
Bread Financial Holdings, Inc.†	9.75%		3/15/2029		14,675,000	15,513,500
Castlelake Aviation Finance DAC (Ireland)†(b)	5.00%		4/15/2027		18,000,000	18,120,515
Coinbase Global, Inc.†	3.375%		10/1/2028		29,874,000	26,582,674
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029		13,152,000	13,478,367
GGAM Finance Ltd. (Ireland)†(b)	6.875%		4/15/2029		7,074,000	7,226,565
GGAM Finance Ltd. (Ireland)†(b)	8.00%		2/15/2027		8,556,000	8,845,150
GGAM Finance Ltd. (Ireland)†(b)	8.00%		6/15/2028		15,577,000	16,433,238
ILFC E-Capital Trust I†	6.565% (3 mo. USD Term SOFR + 1.81%	)#	12/21/2065		9,299,000	7,453,466
ILFC E-Capital Trust II†	6.815% (3 mo. USD Term SOFR + 2.06%	)#	12/21/2065		11,038,000	8,925,382
Jefferies Finance LLC/JFIN Co-Issuer Corp.†	5.00%		8/15/2028		24,700,000	22,808,057
Jefferson Capital Holdings LLC†	6.00%		8/15/2026		9,037,000	9,014,314
LFS Topco LLC†	5.875%		10/15/2026		13,452,000	12,695,045
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(b)	8.125%		3/30/2029		2,325,000	2,461,610
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(b)	8.375%		5/1/2028		4,364,000	4,591,155
Midcap Financial Issuer Trust†	6.50%		5/1/2028		28,199,000	26,681,558
Nationstar Mortgage Holdings, Inc.†	5.50%		8/15/2028		10,980,000	10,725,174
Nationstar Mortgage Holdings, Inc.†	6.00%		1/15/2027		8,000,000	7,978,472
Nationstar Mortgage Holdings, Inc.†	6.50%		8/1/2029		16,784,000	16,796,841
Navient Corp.	4.875%		3/15/2028		509,000	485,484

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Navient Corp.	6.75%		6/25/2025		$2,925,000	$2,941,424
Navient Corp.	6.75%		6/15/2026		9,325,000	9,510,362
OneMain Finance Corp.	6.625%		1/15/2028		28,068,000	28,529,213
OneMain Finance Corp.	7.125%		3/15/2026		24,641,000	25,260,399
Osaic Holdings, Inc.†(c)	10.75%		8/1/2027		7,618,000	7,877,820
PennyMac Financial Services, Inc.†	5.375%		10/15/2025		23,159,000	23,069,070
PennyMac Financial Services, Inc.†	7.875%		12/15/2029		8,705,000	9,122,431
PHH Mortgage Corp.†	7.875%		3/15/2026		8,089,000	8,257,455
PRA Group, Inc.†(c)	8.875%		1/31/2030		8,326,000	8,648,691
Provident Funding Associates LP/PFG Finance Corp.†	9.75%		9/15/2029		7,128,000	7,294,802
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	2.875%		10/15/2026		3,945,000	3,757,495
SLM Corp.	3.125%		11/2/2026		6,154,000	5,840,928
Synchrony Financial	4.875%		6/13/2025		12,612,000	12,576,546
United Wholesale Mortgage LLC†	5.50%		4/15/2029		3,465,000	3,307,829
World Acceptance Corp.†	7.00%		11/1/2026		9,190,000	9,126,493
Total						444,797,532

Electric 1.32%
Alexander Funding Trust II†	7.467%		7/31/2028		3,000,000	3,178,946
Algonquin Power & Utilities Corp. (Canada)(b)	4.75% (5 yr. CMT + 3.25%	)#	1/18/2082		9,812,000	9,195,499
Calpine Corp.†	5.125%		3/15/2028		8,370,000	8,188,036
Calpine Corp.†	5.25%		6/1/2026		1,606,000	1,596,404
Elwood Energy LLC	8.159%		7/5/2026		5,654	5,357
Eskom Holdings SOC Ltd. (South Africa)†(b)	7.125%		2/11/2025		5,483,000	5,488,209
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%	)#	–	(d)	7,265,000	8,024,069
Talen Energy Supply LLC†	8.625%		6/1/2030		786,000	848,487
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%	)#	–	(d)	18,308,000	18,521,508
Vistra Corp.†	8.00% (5 yr. CMT + 6.93%	)#	–	(d)	2,467,000	2,535,938
Vistra Corp.†	8.875% (5 yr. CMT + 5.05%	)#	–	(d)	10,130,000	10,837,885
Vistra Operations Co. LLC†	5.00%		7/31/2027		2,629,000	2,596,057
Vistra Operations Co. LLC†	5.50%		9/1/2026		5,850,000	5,836,004
Vistra Operations Co. LLC†	5.625%		2/15/2027		8,265,000	8,248,840
Total						85,101,239

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Electrical Components & Equipment 0.11%
Energizer Holdings, Inc.†	4.75%		6/15/2028		$7,356,000	$7,069,232

Energy-Alternate Sources 0.34%
Sunnova Energy Corp.†	5.875%		9/1/2026		7,253,000	6,490,052
TerraForm Power Operating LLC†	5.00%		1/31/2028		15,573,000	15,228,150
Total						21,718,202

Engineering & Construction 0.52%
ASG Finance DAC (Ireland)†(b)	9.75%		5/15/2029		10,949,000	10,990,059
Brand Industrial Services, Inc.†	10.375%		8/1/2030		5,380,000	5,710,316
Heathrow Finance PLC	3.875%	(f)	3/1/2027	GBP	9,786,000	12,019,530
Weekley Homes LLC/Weekley Finance Corp.†	4.875%		9/15/2028		$5,332,000	5,100,180
Total						33,820,085

Entertainment 1.09%
888 Acquisitions Ltd.	7.558%		7/15/2027	EUR	5,000,000	5,329,294
AMC Entertainment Holdings, Inc.†(c)	10.00%		6/15/2026		$9,986,049	9,650,310
Cinemark USA, Inc.†(c)	5.25%		7/15/2028		7,816,000	7,677,542
CPUK Finance Ltd. Class B6	4.50%		8/28/2027	GBP	1,285,000	1,577,663
Empire Resorts, Inc.†	7.75%		11/1/2026		$2,000,000	1,906,830
Flutter Treasury DAC (Ireland)†(b)	6.375%		4/29/2029		2,832,000	2,899,826
Inter Media & Communication SpA	6.75%		2/9/2027	EUR	17,714,153	19,672,533
Jacobs Entertainment, Inc.†	6.75%		2/15/2029		$4,170,000	4,107,724
Penn Entertainment, Inc.†(c)	4.125%		7/1/2029		12,613,000	11,349,092
Pinewood Finco PLC	3.25%		9/30/2025	GBP	4,900,000	6,222,112
Total						70,392,926

Environmental Control 0.34%
Enviri Corp.†	5.75%		7/31/2027		$13,335,000	12,865,676
GFL Environmental, Inc. (Canada)†(b)	5.125%		12/15/2026		2,094,000	2,074,961
Waste Pro USA, Inc.†	5.50%		2/15/2026		7,225,000	7,212,057
Total						22,152,694

Food 1.44%
B&G Foods, Inc.†	8.00%		9/15/2028		2,931,000	3,048,677
Bellis Acquisition Co. PLC†	8.125%		5/14/2030	GBP	4,788,000	6,109,781
Bellis Finco PLC	4.00%		2/16/2027	GBP	7,375,000	8,949,281
Boparan Finance PLC	7.625%		11/30/2025	GBP	4,893,000	6,301,238
Iceland Bondco PLC†	10.875%		12/15/2027	GBP	654,000	906,424
Iceland Bondco PLC	10.875%		12/15/2027	GBP	9,985,000	13,838,910
Market Bidco Finco PLC	4.75%		11/4/2027	EUR	5,700,000	6,050,595

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Food (continued)
Market Bidco Finco PLC	5.50%		11/4/2027	GBP	8,850,000	$11,012,232
Performance Food Group, Inc.†	5.50%		10/15/2027		$15,625,000	15,505,075
Sigma Holdco BV	5.75%		5/15/2026	EUR	7,729,315	8,327,069
Sigma Holdco BV (Netherlands)†(b)	7.875%		5/15/2026		$7,000,000	6,941,115
United Natural Foods, Inc.†(c)	6.75%		10/15/2028		5,898,000	5,698,032
Total						92,688,429

Food Service 0.10%
Elior Group SA	3.75%		7/15/2026	EUR	5,775,000	6,247,347

Forest Products & Paper 0.41%
Ahlstrom Holding 3 OY (Finland)†(b)	4.875%		2/4/2028		$13,511,000	12,826,735
Mercer International, Inc. (Canada)(b)	5.125%		2/1/2029		10,857,000	9,383,168
Mercer International, Inc. (Canada)†(b)	12.875%		10/1/2028		3,960,000	4,197,909
Total						26,407,812

Hand/Machine Tools 0.12%
IMA Industria Macchine Automatiche SpA	6.929% (3 mo. EURIBOR + 3.75%	)#	4/15/2029	EUR	5,265,000	5,781,398
IMA Industria Macchine Automatiche SpA†	6.965% (3 mo. EURIBOR + 3.75%	)#	4/15/2029	EUR	1,618,000	1,776,696
Total						7,558,094

Health Care-Products 0.26%
Bausch & Lomb Corp. (Canada)†(b)	8.375%		10/1/2028		$16,228,000	17,046,216

Health Care-Services 2.41%
Catalent Pharma Solutions, Inc.	2.375%		3/1/2028	EUR	950,000	1,010,101
Catalent Pharma Solutions, Inc.†	5.00%		7/15/2027		$15,075,000	14,993,624
CHS/Community Health Systems, Inc.†	5.625%		3/15/2027		26,151,000	25,526,825
CHS/Community Health Systems, Inc.†(c)	6.875%		4/1/2028		4,244,000	3,541,261
CHS/Community Health Systems, Inc.†	6.875%		4/15/2029		15,182,000	12,837,204
CHS/Community Health Systems, Inc.†	8.00%		12/15/2027		4,260,000	4,257,252
Global Medical Response, Inc.†	6.50%		10/1/2025		6,981,000	6,834,399
HCA, Inc.	5.25%		4/15/2025		3,531,000	3,534,413
HCA, Inc.	5.375%		2/1/2025		3,969,000	3,969,499
Heartland Dental LLC/Heartland Dental Finance Corp.†	10.50%		4/30/2028		24,250,000	25,836,047
LifePoint Health, Inc.†	4.375%		2/15/2027		8,424,000	8,174,444
LifePoint Health, Inc.†(c)	5.375%		1/15/2029		11,343,000	10,392,823
LifePoint Health, Inc.†	11.00%		10/15/2030		1,976,000	2,205,127

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Health Care-Services (continued)
Select Medical Corp.†	6.25%		8/15/2026		$5,212,000	$5,226,870
Tenet Healthcare Corp.	5.125%		11/1/2027		2,100,000	2,083,810
Tenet Healthcare Corp.	6.125%		10/1/2028		7,580,000	7,579,760
Tenet Healthcare Corp.	6.25%		2/1/2027		2,850,000	2,854,498
U.S. Acute Care Solutions LLC†	9.75%		5/15/2029		14,152,000	14,452,392
Total						155,310,349

Holding Companies-Diversified 0.09%
Stena International SA (Luxembourg)†(b)	7.25%		1/15/2031		2,756,000	2,863,500
Stena International SA (Luxembourg)†(b)	7.625%		2/15/2031		2,616,000	2,741,100
Total						5,604,600

Home Builders 1.15%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	4.625%		8/1/2029		10,000,000	9,355,860
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (Canada)†(b)	5.00%		6/15/2029		7,847,000	7,425,744
Dream Finders Homes, Inc.†	8.25%		8/15/2028		2,257,000	2,363,634
Landsea Homes Corp.†	8.875%		4/1/2029		16,660,000	17,015,341
LGI Homes, Inc.†	8.75%		12/15/2028		9,424,000	9,933,999
M/I Homes, Inc.	4.95%		2/1/2028		2,111,000	2,047,224
Miller Homes Group Finco PLC	7.00%		5/15/2029	GBP	12,465,000	15,764,402
Shea Homes LP/Shea Homes Funding Corp.	4.75%		2/15/2028		$5,960,000	5,691,558
STL Holding Co. LLC†	8.75%		2/15/2029		4,071,000	4,327,330
Total						73,925,092

Housewares 0.40%
Newell Brands, Inc.	4.875%		6/1/2025		3,993,000	3,989,069
Newell Brands, Inc.	5.70%		4/1/2026		7,292,000	7,313,716
Newell Brands, Inc.(c)	6.375%		9/15/2027		14,025,000	14,218,012
Total						25,520,797

Insurance 0.20%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		4/15/2028		5,036,000	5,063,446
Global Atlantic Fin Co.†	4.70% (5 yr. CMT + 3.80%	)#	10/15/2051		7,889,000	7,569,913
Total						12,633,359

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Internet 1.99%
Acuris Finance U.S., Inc./Acuris Finance SARL†	9.00%		8/1/2029			$6,776,000	$6,667,245
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.†	7.00%		6/15/2027			8,976,000	9,034,380
Gen Digital, Inc.†	6.75%		9/30/2027			6,431,000	6,546,662
GrubHub Holdings, Inc.†	5.50%		7/1/2027			8,816,000	8,235,437
ION Trading Technologies SARL (Luxembourg)†(b)	5.75%		5/15/2028			4,808,000	4,382,930
ION Trading Technologies SARL (Luxembourg)†(b)	9.50%		5/30/2029			16,390,000	16,671,908
Ocado Group PLC	3.875%		10/8/2026		GBP	6,280,000	7,637,191
Ocado Group PLC	10.50%		8/8/2029		GBP	4,899,000	6,328,469
Ocado Group PLC†	10.50%		8/8/2029		GBP	3,692,000	4,769,281
Rakuten Group, Inc. (Japan)(b)	5.125% (5 yr. CMT + 4.58%	)#	–	(d)		$10,006,000	9,624,521
Rakuten Group, Inc. (Japan)†(b)	9.75%		4/15/2029			35,279,000	38,220,387
Rakuten Group, Inc. (Japan)†(b)	11.25%		2/15/2027			9,050,000	9,857,034
Total							127,975,445

Investment Companies 0.56%
Blackstone Private Credit Fund	2.70%		1/15/2025			5,780,000	5,747,192
Blue Owl Technology Finance Corp.†	4.75%		12/15/2025			12,491,000	12,276,171
Blue Owl Technology Finance Corp. II†	6.75%		4/4/2029			11,367,000	11,316,983
Sixth Street Lending Partners†	6.50%		3/11/2029			6,553,000	6,611,358
Total							35,951,704

Iron-Steel 0.71%
Algoma Steel, Inc. (Canada)†(b)	9.125%		4/15/2029			11,144,000	11,447,006
ATI, Inc.	5.875%		12/1/2027			10,551,000	10,476,344
CSN Inova Ventures (Brazil)(b)(c)	6.75%		1/28/2028			9,800,000	9,373,715
Mineral Resources Ltd. (Australia)†(b)	8.50%		5/1/2030			4,492,000	4,624,118
Mineral Resources Ltd. (Australia)†(b)	9.25%		10/1/2028			1,508,000	1,589,472
TMS International Corp.†	6.25%		4/15/2029			6,864,000	6,647,306
U.S. Steel Corp.	6.875%		3/1/2029			1,629,000	1,640,867
Total							45,798,828

Leisure Time 2.69%
Carnival Corp.†	5.75%		3/1/2027			48,826,000	49,002,994
Carnival Corp.†	6.00%		5/1/2029			4,689,000	4,699,881
Deuce Finco PLC	5.50%		6/15/2027		GBP	12,200,000	15,410,774
Life Time, Inc.†	5.75%		1/15/2026			$9,775,000	9,775,734
NCL Corp. Ltd.†	5.875%		3/15/2026			17,411,000	17,402,836
NCL Corp. Ltd.†	5.875%		2/15/2027			3,639,000	3,637,683

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Leisure Time (continued)
NCL Corp. Ltd.†	8.125%		1/15/2029		$2,534,000	$2,688,133
NCL Corp. Ltd.†	8.375%		2/1/2028		2,650,000	2,777,897
NCL Finance Ltd.†	6.125%		3/15/2028		7,841,000	7,895,432
Pinnacle Bidco PLC	10.00%		10/11/2028	GBP	6,900,000	9,512,919
Royal Caribbean Cruises Ltd.†	5.375%		7/15/2027		$4,070,000	4,065,080
Royal Caribbean Cruises Ltd.†	5.50%		8/31/2026		7,000,000	7,012,257
Royal Caribbean Cruises Ltd.†	5.50%		4/1/2028		5,250,000	5,252,945
Sabre GLBL, Inc.†(c)	8.625%		6/1/2027		17,378,000	16,786,799
Sabre GLBL, Inc.†	11.25%		12/15/2027		7,192,000	7,413,850
Viking Cruises Ltd.†	5.875%		9/15/2027		9,750,000	9,694,541
Total						173,029,755

Lodging 1.43%
AccorInvest Group SA†	6.375%		10/15/2029	EUR	2,327,000	2,634,510
Genting New York LLC/GENNY Capital, Inc.†	7.25%		10/1/2029		$9,740,000	9,894,191
Melco Resorts Finance Ltd. (Hong Kong)†(b)	5.25%		4/26/2026		6,275,000	6,158,697
Melco Resorts Finance Ltd. (Hong Kong)†(b)	5.75%		7/21/2028		12,750,000	12,197,280
MGM China Holdings Ltd. (Macau)†(b)	5.25%		6/18/2025		9,250,000	9,201,040
MGM China Holdings Ltd. (Macau)†(b)	5.875%		5/15/2026		3,450,000	3,434,378
MGM Resorts International	5.50%		4/15/2027		14,641,000	14,618,906
Studio City Co. Ltd. (Macau)†(b)	7.00%		2/15/2027		4,775,000	4,807,995
Studio City Finance Ltd. (Hong Kong)(b)	5.00%		1/15/2029		6,800,000	6,145,123
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%		5/15/2027		8,430,000	8,373,590
Wynn Macau Ltd. (Macau)(b)	5.125%		12/15/2029		7,000,000	6,506,739
Wynn Macau Ltd. (Macau)†(b)	5.50%		10/1/2027		8,241,000	7,992,680
Total						91,965,129

Machinery-Diversified 0.55%
GrafTech Global Enterprises, Inc.†	9.875%		12/15/2028		15,150,000	12,725,395
Mangrove Luxco III SARL†	8.179% (3 mo. EURIBOR + 5.00%	)#	7/15/2029	EUR	4,046,000	4,456,324
Nova Alexandre III SAS	8.429% (3 mo. EURIBOR + 5.25%	)#	7/15/2029	EUR	9,598,000	10,259,346
Selecta Group BV	8.00%		4/1/2026	EUR	7,561,122	8,190,632
Total						35,631,697

Media 4.78%
AMC Networks, Inc.(c)	4.25%		2/15/2029		$33,940,000	23,463,835
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%		2/1/2028		4,500,000	4,358,740
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%		5/1/2027		28,673,000	28,097,464

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.50%	5/1/2026		$12,542,000	$12,509,853
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%	9/1/2029		8,245,000	8,169,835
CSC Holdings LLC†	4.625%	12/1/2030		11,626,000	5,859,355
CSC Holdings LLC†	11.75%	1/31/2029		9,204,000	8,984,621
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027		10,095,000	9,730,993
Gray Television, Inc.†(c)	7.00%	5/15/2027		28,761,000	28,010,680
LCPR Senior Secured Financing DAC (Ireland)†(b)	6.75%	10/15/2027		9,275,000	8,702,358
McGraw-Hill Education, Inc.†	5.75%	8/1/2028		10,180,000	9,987,948
Nexstar Media, Inc.†	5.625%	7/15/2027		18,730,000	18,421,908
Scripps Escrow, Inc.†(c)	5.875%	7/15/2027		6,110,000	5,376,800
Sirius XM Radio, Inc.†	3.125%	9/1/2026		28,955,000	27,800,720
Sirius XM Radio, Inc.†	5.00%	8/1/2027		5,800,000	5,687,644
Sunrise HoldCo IV BV (Netherlands)†(b)	5.50%	1/15/2028		14,680,000	14,533,467
TEGNA, Inc.	4.625%	3/15/2028		10,762,000	10,146,082
TEGNA, Inc.†	4.75%	3/15/2026		8,350,000	8,269,935
Univision Communications, Inc.†	6.625%	6/1/2027		15,563,000	15,456,384
Univision Communications, Inc.†	7.375%	6/30/2030		8,329,000	8,005,203
Univision Communications, Inc.†	8.00%	8/15/2028		14,941,000	15,198,538
Virgin Media Vendor Financing Notes III DAC	4.875%	7/15/2028	GBP	4,925,000	5,933,791
Virgin Media Vendor Financing Notes IV DAC (Ireland)†(b)	5.00%	7/15/2028		$19,300,000	18,519,140
Ziggo Bond Co. BV (Netherlands)†(b)	6.00%	1/15/2027		6,475,000	6,466,395
Total					307,691,689

Metal Fabricate-Hardware 0.21%
Park-Ohio Industries, Inc.	6.625%	4/15/2027		13,605,000	13,306,901

Mining 2.11%
Aris Mining Corp. (Canada)†(b)	8.00%	10/31/2029		1,566,000	1,572,748
China Hongqiao Group Ltd. (China)(b)	7.75%	3/27/2025		5,600,000	5,641,864
Compass Minerals International, Inc.†(c)	6.75%	12/1/2027		10,183,000	10,047,082
Eldorado Gold Corp. (Canada)†(b)	6.25%	9/1/2029		10,510,000	10,350,445
First Quantum Minerals Ltd. (Canada)†(b)	6.875%	10/15/2027		4,500,000	4,473,230
First Quantum Minerals Ltd. (Canada)†(b)	9.375%	3/1/2029		9,752,000	10,380,058
Hecla Mining Co.	7.25%	2/15/2028		28,633,000	28,998,443
Hudbay Minerals, Inc. (Canada)†(b)	4.50%	4/1/2026		26,319,000	26,014,863
IAMGOLD Corp. (Canada)†(b)	5.75%	10/15/2028		3,099,000	3,024,463
JW Aluminum Continuous Cast Co.†	10.25%	6/1/2026		1,642,000	1,648,724

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Mining (continued)
New Gold, Inc. (Canada)†(b)	7.50%	7/15/2027	$3,528,000	$3,587,595
Novelis Corp.†	3.25%	11/15/2026	11,900,000	11,457,840
Stillwater Mining Co.(c)	4.00%	11/16/2026	12,800,000	12,097,440
Taseko Mines Ltd. (Canada)†(b)	8.25%	5/1/2030	6,591,000	6,818,996
Total				136,113,791

Miscellaneous Manufacturing 0.39%
FXI Holdings, Inc.†	12.25%	11/15/2026	4,843,000	4,829,343
FXI Holdings, Inc.†	12.25%	11/15/2026	4,147,000	4,117,685
LSB Industries, Inc.†	6.25%	10/15/2028	16,674,000	16,147,944
Total				25,094,972

Office/Business Equipment 0.52%
Pitney Bowes, Inc.†	6.875%	3/15/2027	4,905,000	4,857,437
Pitney Bowes, Inc.†	7.25%	3/15/2029	4,899,000	4,830,050
Xerox Holdings Corp.†	5.00%	8/15/2025	19,493,000	19,138,442
Xerox Holdings Corp.†	8.875%	11/30/2029	5,726,000	4,989,151
Total				33,815,080

Oil & Gas 11.54%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	11,804,000	11,893,923
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	5.875%	6/30/2029	9,075,000	8,774,529
Berry Petroleum Co. LLC†	7.00%	2/15/2026	14,879,000	14,516,638
Borr IHC Ltd./Borr Finance LLC†	10.00%	11/15/2028	29,003,598	29,804,534
Borr IHC Ltd./Borr Finance LLC†	10.375%	11/15/2030	4,390,777	4,533,417
California Resources Corp.†	8.25%	6/15/2029	29,818,000	30,137,232
Calumet Specialty Products Partners LP/Calumet Finance Corp.†	9.75%	7/15/2028	8,541,000	8,783,052
Canacol Energy Ltd. (Canada)(b)(c)	5.75%	11/24/2028	14,000,000	7,189,838
Chord Energy Corp.†	6.375%	6/1/2026	12,300,000	12,335,030
CITGO Petroleum Corp.†	6.375%	6/15/2026	3,978,000	3,985,152
CITGO Petroleum Corp.†	7.00%	6/15/2025	4,238,000	4,246,099
CITGO Petroleum Corp.†	8.375%	1/15/2029	21,556,000	22,440,270
Civitas Resources, Inc.†	5.00%	10/15/2026	13,269,000	13,042,616
Civitas Resources, Inc.†	8.375%	7/1/2028	19,333,000	20,004,242
CNX Resources Corp.†	6.00%	1/15/2029	6,500,000	6,449,628
Comstock Resources, Inc.†	5.875%	1/15/2030	7,362,000	6,732,761
Comstock Resources, Inc.†	6.75%	3/1/2029	23,102,000	22,139,178
Crescent Energy Finance LLC†	9.25%	2/15/2028	23,961,000	25,162,620

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(b)	8.50%	10/1/2030	$10,253,000	$10,594,712
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	5,815,000	5,852,577
Encino Acquisition Partners Holdings LLC†	8.75%	5/1/2031	14,934,000	15,343,699
EnQuest PLC (United Kingdom)†(b)(c)	11.625%	11/1/2027	13,670,000	13,832,249
Global Marine, Inc.	7.00%	6/1/2028	12,031,000	11,395,716
Gulfport Energy Operating Corp.†	6.75%	9/1/2029	8,377,000	8,430,789
HF Sinclair Corp.	6.375%	4/15/2027	3,304,000	3,346,515
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	5,000,000	4,801,808
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	10,151,000	9,912,681
Kosmos Energy Ltd.†	7.125%	4/4/2026	3,572,000	3,520,592
Kosmos Energy Ltd.†	7.50%	3/1/2028	3,601,000	3,460,158
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	17,944,000	17,744,037
Leviathan Bond Ltd. (Israel)(b)	6.50%	6/30/2027	7,800,000	7,413,843
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	16,706,000	16,687,732
Matador Resources Co.†	6.875%	4/15/2028	1,326,000	1,350,996
MC Brazil Downstream Trading SARL (Luxembourg)†(b)	7.25%	6/30/2031	6,180,923	5,240,539
Medco Bell Pte. Ltd. (Singapore)(b)	6.375%	1/30/2027	11,034,000	11,001,352
Moss Creek Resources Holdings, Inc.†	8.25%	9/1/2031	6,362,000	6,238,840
Nabors Industries Ltd.†	7.50%	1/15/2028	7,181,000	6,838,054
Nabors Industries, Inc.†	7.375%	5/15/2027	6,597,000	6,607,133
Noble Finance II LLC†	8.00%	4/15/2030	10,799,000	10,953,394
PBF Holding Co. LLC/PBF Finance Corp.	6.00%	2/15/2028	6,413,000	6,228,835
Permian Resources Operating LLC†	5.375%	1/15/2026	4,334,000	4,316,350
Permian Resources Operating LLC†	8.00%	4/15/2027	6,858,000	7,053,618
Petrobras Global Finance BV (Netherlands)(b)	5.299%	1/27/2025	12,718,000	12,690,410
Petroleos Mexicanos (Mexico)(b)	4.25%	1/15/2025	6,500,000	6,467,986
Petroleos Mexicanos (Mexico)(b)(c)	8.75%	6/2/2029	14,420,000	14,621,772
Precision Drilling Corp. (Canada)†(b)	6.875%	1/15/2029	2,592,000	2,580,961
Precision Drilling Corp. (Canada)†(b)	7.125%	1/15/2026	1,945,000	1,943,711
Saturn Oil & Gas, Inc. (Canada)†(b)	9.625%	6/15/2029	22,040,000	21,783,893
Seadrill Finance Ltd.†	8.375%	8/1/2030	15,393,000	15,732,062
Shelf Drilling Holdings Ltd. (United Arab Emirates)†(b)(c)	9.625%	4/15/2029	16,817,000	15,230,225
SierraCol Energy Andina LLC†	6.00%	6/15/2028	6,200,000	5,641,615
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.†	7.875%	11/1/2028	21,648,000	22,490,502

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
SM Energy Co.	6.50%	7/15/2028	$5,000,000	$4,990,262
SM Energy Co.	6.625%	1/15/2027	17,731,000	17,741,291
SM Energy Co.†	6.75%	8/1/2029	15,304,000	15,221,599
Strathcona Resources Ltd. (Canada)†(b)	6.875%	8/1/2026	12,161,000	12,080,033
Sunoco LP/Sunoco Finance Corp.†	7.00%	9/15/2028	4,150,000	4,268,487
Talos Production, Inc.†	9.00%	2/1/2029	15,705,000	16,189,594
Talos Production, Inc.†	9.375%	2/1/2031	8,787,000	9,054,134
Transocean Aquila Ltd.†	8.00%	9/30/2028	5,772,015	5,952,962
Transocean, Inc.(c)	7.50%	4/15/2031	5,871,000	5,482,948
Transocean, Inc.†	8.25%	5/15/2029	19,234,000	19,338,402
Tullow Oil PLC (United Kingdom)(b)(c)	10.25%	5/15/2026	6,800,000	6,225,533
Valaris Ltd.†	8.375%	4/30/2030	17,259,000	17,523,666
Vital Energy, Inc.†	7.75%	7/31/2029	21,950,000	21,559,503
Vital Energy, Inc.†	7.875%	4/15/2032	6,025,000	5,793,895
Wildfire Intermediate Holdings LLC†	7.50%	10/15/2029	12,276,000	11,936,733
Total				742,879,157

Oil & Gas Services 1.09%
Helix Energy Solutions Group, Inc.†	9.75%	3/1/2029	12,326,000	13,156,353
Kodiak Gas Services LLC†	7.25%	2/15/2029	12,273,000	12,625,517
Nine Energy Service, Inc.(c)	13.00%	2/1/2028	4,966,000	3,257,150
Oceaneering International, Inc.	6.00%	2/1/2028	2,735,000	2,689,510
Oceaneering International, Inc.	6.00%	2/1/2028	2,815,000	2,768,179
Solaris Midstream Holdings LLC†	7.625%	4/1/2026	8,649,000	8,701,905
Tidewater, Inc.†	10.375%	7/3/2028	1,500,000	1,620,072
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	5,758,000	5,789,681
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%	3/15/2029	7,605,000	7,750,545
Welltec International ApS (Denmark)†(b)	8.25%	10/15/2026	896,000	915,127
Welltec International ApS (Denmark)(b)	8.25%	10/15/2026	10,959,000	11,192,946
Total				70,466,985

Packaging & Containers 1.09%
Canpack SA/Canpack U.S. LLC (Poland)†(b)	3.125%	11/1/2025	5,025,000	4,873,116
Graham Packaging Co., Inc.†	7.125%	8/15/2028	5,675,000	5,526,027
Iris Holding, Inc.†	10.00%	12/15/2028	6,930,000	6,098,738
LABL, Inc.†	5.875%	11/1/2028	5,000,000	4,651,561
LABL, Inc.†	9.50%	11/1/2028	10,724,000	11,002,127
LABL, Inc.†(c)	10.50%	7/15/2027	11,074,000	10,974,951

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Packaging & Containers (continued)
Mauser Packaging Solutions Holding Co.†	7.875%		8/15/2026	$9,236,000	$9,374,014
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2027	17,019,000	17,419,474
Total					69,920,008

Pharmaceuticals 1.84%
1375209 BC Ltd. (Canada)†(b)(c)	9.00%		1/30/2028	5,400,000	5,395,997
AdaptHealth LLC†	6.125%		8/1/2028	11,550,000	11,389,970
Bausch Health Cos., Inc. (Canada)†(b)	4.875%		6/1/2028	11,939,000	9,239,055
Bausch Health Cos., Inc. (Canada)†(b)	5.50%		11/1/2025	18,877,000	18,547,879
Bausch Health Cos., Inc. (Canada)†(b)(c)	9.00%		12/15/2025	2,612,000	2,563,874
Curaleaf Holdings, Inc.	8.00%		12/15/2026	22,821,000	21,794,055
Herbalife Nutrition Ltd./HLF Financing, Inc.†(c)	7.875%		9/1/2025	4,901,000	4,887,947
HLF Financing SARL LLC/Herbalife International, Inc.†	12.25%		4/15/2029	5,389,000	5,426,125
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%		4/30/2028	8,615,000	8,170,394
P&L Development LLC/PLD Finance Corp.†	7.75%		11/15/2025	1,528,000	1,539,674
P&L Development LLC/PLD Finance Corp.†	12.00%		5/15/2029	5,024,916	5,100,290
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	6.75%		3/1/2028	4,200,000	4,298,675
Trulieve Cannabis Corp.	8.00%		10/6/2026	20,197,000	19,917,373
Total					118,271,308

Pipelines 1.77%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.75%		3/1/2027	9,661,000	9,650,287
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	7.00%		7/15/2029	5,291,000	5,431,513
Buckeye Partners LP†	6.875%		7/1/2029	5,149,000	5,237,836
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028	11,241,000	11,145,222
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%		3/15/2029	9,674,000	9,933,031
Energy Transfer LP	8.00% (5 yr. CMT + 4.02%	)#	5/15/2054	2,164,000	2,294,597
EQM Midstream Partners LP†	6.375%		4/1/2029	2,862,000	2,908,880
EQM Midstream Partners LP†	7.50%		6/1/2027	4,712,000	4,821,337
Genesis Energy LP/Genesis Energy Finance Corp.	8.00%		1/15/2027	3,863,000	3,934,052
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%		1/15/2029	4,917,000	5,025,838
NGL Energy Operating LLC/NGL Energy Finance Corp.†	8.125%		2/15/2029	5,075,000	5,111,118

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Pipelines (continued)
Venture Global LNG, Inc.†	8.125%	6/1/2028	$19,647,000	$20,403,174
Venture Global LNG, Inc.†	9.50%	2/1/2029	25,207,000	27,877,178
Total				113,774,063

Real Estate 0.88%
Cushman & Wakefield U.S. Borrower LLC†	6.75%	5/15/2028	5,576,000	5,611,179
Howard Hughes Corp.†	4.125%	2/1/2029	1,960,000	1,806,899
Howard Hughes Corp.†	5.375%	8/1/2028	11,078,000	10,780,449
Hunt Cos., Inc.†	5.25%	4/15/2029	17,016,000	16,180,548
Longfor Group Holdings Ltd. (China)(b)	3.95%	9/16/2029	8,749,000	6,834,041
Newmark Group, Inc.	7.50%	1/12/2029	10,581,000	11,211,323
Vanke Real Estate Hong Kong Co. Ltd. (China)(b)	3.975%	11/9/2027	6,300,000	4,142,250
Total				56,566,689

REITS 2.03%
Brandywine Operating Partnership LP	8.875%	4/12/2029	20,561,000	22,300,646
GLP Capital LP/GLP Financing II, Inc.	5.25%	6/1/2025	6,723,000	6,714,401
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%	6/15/2027	15,466,000	16,220,060
Iron Mountain, Inc.†	4.875%	9/15/2027	6,553,000	6,444,693
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027	6,485,000	6,283,383
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%	10/1/2025	15,622,000	15,578,151
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	7.00%	2/1/2030	5,352,000	5,486,592
Piedmont Operating Partnership LP	6.875%	7/15/2029	11,908,000	12,289,471
Piedmont Operating Partnership LP	9.25%	7/20/2028	7,830,000	8,616,511
Starwood Property Trust, Inc.†	3.625%	7/15/2026	3,625,000	3,477,998
Starwood Property Trust, Inc.	4.75%	3/15/2025	3,000,000	2,994,321
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC†	4.75%	4/15/2028	9,378,000	8,630,115
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC†	10.50%	2/15/2028	9,091,000	9,692,410
Vornado Realty LP	2.15%	6/1/2026	6,043,000	5,722,211
Total				130,450,963

Retail 4.28%
Arko Corp.†(c)	5.125%	11/15/2029	15,832,000	14,602,246
BCPE Ulysses Intermediate, Inc.†	7.75%	4/1/2027	2,041,000	1,999,827
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC†	5.125%	4/15/2029	6,335,000	5,890,213

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Retail (continued)
CD&R Firefly Bidco PLC	8.625%		4/30/2029	GBP	4,484,000	$6,099,901
CD&R Firefly Bidco PLC†	8.625%		4/30/2029	GBP	2,196,000	2,987,374
CEC Entertainment LLC†	6.75%		5/1/2026		$12,435,000	12,374,352
Evergreen Acqco 1 LP/TVI, Inc.†	9.75%		4/26/2028		7,488,000	7,886,309
FirstCash, Inc.†	4.625%		9/1/2028		9,850,000	9,339,849
FirstCash, Inc.†	5.625%		1/1/2030		10,831,000	10,526,132
Foot Locker, Inc.†(c)	4.00%		10/1/2029		7,393,000	6,359,966
Gap, Inc.†	3.625%		10/1/2029		10,711,000	9,623,816
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(b)	8.375%		1/15/2029		15,848,000	14,897,110
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%		8/15/2028		6,821,000	4,236,599
Group 1 Automotive, Inc.†	6.375%		1/15/2030		5,277,000	5,313,853
Ken Garff Automotive LLC†	4.875%		9/15/2028		10,935,000	10,614,607
Macy’s Retail Holdings LLC†	5.875%		4/1/2029		3,305,000	3,232,605
Nordstrom, Inc.	4.00%		3/15/2027		9,194,000	8,857,663
Patrick Industries, Inc.†	7.50%		10/15/2027		6,834,000	6,825,449
PetSmart, Inc./PetSmart Finance Corp.†	7.75%		2/15/2029		34,108,000	33,141,778
Punch Finance PLC	6.125%		6/30/2026	GBP	11,109,000	14,225,311
Raising Cane’s Restaurants LLC†	9.375%		5/1/2029		$5,255,000	5,655,053
Sizzling Platter LLC/Sizzling Platter Finance Corp.†	8.50%		11/28/2025		3,384,000	3,391,188
Specialty Building Products Holdings LLC/SBP Finance Corp.†	7.75%		10/15/2029		5,143,000	5,249,878
Staples, Inc.†	10.75%		9/1/2029		26,315,000	25,479,057
Staples, Inc.†	12.75%		1/15/2030		10,669,141	8,491,195
Victoria’s Secret & Co.†(c)	4.625%		7/15/2029		19,163,000	16,906,193
Victra Holdings LLC/Victra Finance Corp.†	8.75%		9/15/2029		11,235,000	11,739,789
Walgreens Boots Alliance, Inc.	8.125%		8/15/2029		9,785,000	9,733,840
Total						275,681,153

Savings & Loans 0.04%
Flagstar Financial, Inc.	8.269% (3 mo. USD Term SOFR + 3.04%	)#	11/6/2028		2,477,000	2,305,266

Semiconductors 0.06%
ams-OSRAM AG (Austria)†(b)	12.25%		3/30/2029		4,000,000	4,157,924

Software 1.08%
Cloud Software Group, Inc.†	6.50%		3/31/2029		29,188,000	28,529,189
Cloud Software Group, Inc.†	9.00%		9/30/2029		6,715,000	6,719,561
Dye & Durham Ltd. (Canada)†(b)	8.625%		4/15/2029		13,340,000	14,152,873

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Software (continued)
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL†	4.625%		5/1/2028		$5,000,000	$4,587,430
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL†	8.75%		5/1/2029		9,430,000	9,583,464
SS&C Technologies, Inc.†	5.50%		9/30/2027		6,250,000	6,229,410
Total						69,801,927

Telecommunications 2.29%
Connect Finco SARL/Connect U.S. Finco LLC (Luxembourg)†(b)	9.00%		9/15/2029		8,263,000	7,858,924
Consolidated Communications, Inc.†	6.50%		10/1/2028		5,666,000	5,390,386
Frontier Communications Holdings LLC†	5.00%		5/1/2028		27,006,000	26,573,364
Frontier Communications Holdings LLC†	5.875%		10/15/2027		18,578,000	18,550,458
Frontier Communications Holdings LLC†	6.75%		5/1/2029		10,519,000	10,471,660
Hughes Satellite Systems Corp.	5.25%		8/1/2026		8,872,000	8,114,117
Hughes Satellite Systems Corp.	6.625%		8/1/2026		9,155,000	7,929,481
Iliad Holding SASU (France)†(b)	6.50%		10/15/2026		18,657,000	18,820,659
Iliad Holding SASU (France)†(b)	7.00%		10/15/2028		11,800,000	11,961,725
Lumen Technologies, Inc.†	4.125%		4/15/2029		2,569,474	2,261,137
Lumen Technologies, Inc.†(c)	4.125%		4/15/2030		159,384	135,875
Lumen Technologies, Inc.†	4.50%		1/15/2029		8,470,000	6,615,536
VF Ukraine PAT via VFU Funding PLC (Ukraine)†(b)	6.20%		2/11/2025		8,800,000	8,016,030
VF Ukraine PAT via VFU Funding PLC (Ukraine)(b)	6.20%		2/11/2025		1,000,000	910,913
Zayo Group Holdings, Inc.†(c)	4.00%		3/1/2027		6,166,000	5,492,820
Zegona Finance PLC (United Kingdom)†(b)	8.625%		7/15/2029		8,040,000	8,512,350
Total						147,615,435

Transportation 0.70%
gategroup Finance Luxembourg SA	3.00%		2/28/2027	CHF	8,700,000	9,017,101
Rand Parent LLC†(c)	8.50%		2/15/2030		$17,970,000	17,950,053
Seaspan Corp. (Hong Kong)†(b)	5.50%		8/1/2029		10,305,000	9,811,794
XPO, Inc.†	6.25%		6/1/2028		2,338,000	2,377,716
Yunda Holding Investment Ltd.	2.25%		8/19/2025		5,812,000	5,654,785
Total						44,811,449

Trucking & Leasing 0.10%
AerCap Global Aviation Trust (Ireland)†(b)	6.50% (3 mo. USD Term SOFR + 4.56%	)#	6/15/2045		1,500,000	1,499,782
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028		5,347,000	5,247,312
Total						6,747,094
Total Corporate Bonds (cost $5,096,873,267)						5,177,232,105

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
FLOATING RATE LOANS(g) 15.46%

Aerospace/Defense 0.15%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(b)	0.50%		3/6/2025		$1,201,947	$1,316,132
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B1	–	(h)	10/25/2031		5,800,571	5,811,447
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B2	–	(h)	10/25/2031		2,206,352	2,210,489
Total						9,338,068

Air Transportation 0.13%
Forward Air Corp. Term Loan B	9.085% (3 mo. USD Term SOFR + 4.50%	)	12/19/2030		8,682,333	8,683,853

Automobile Manufacturers 0.12%
American Trailer World Corp. Term Loan B	8.535% (1 mo. USD Term SOFR + 3.75%	)	3/3/2028		8,850,000	7,940,840

Automotive 0.27%
DexKo Global, Inc. 2021 USD Term Loan B	8.615% (3 mo. USD Term SOFR + 3.75%	)	10/4/2028		18,246,968	17,519,005

Beverages 0.04%
Triton Water Holdings, Inc. 2024 Incremental Term Loan B	8.604% (3 mo. USD Term SOFR + 4.00%	)	3/31/2028		2,393,166	2,404,641

Building Materials 0.39%
ACProducts, Inc. 2021 Term Loan B	9.115% (3 mo. USD Term SOFR + 4.25%	)	5/17/2028		10,998,760	9,211,462
CP Atlas Buyer, Inc. 2021 Term Loan B	8.535% (1 mo. USD Term SOFR + 3.75%	)	11/23/2027		3,757,138	3,667,905
Icebox Holdco III, Inc. 2021 1st Lien Term Loan	8.615% (3 mo. USD Term SOFR + 3.75%	)	12/22/2028		6,719	6,751
LHS Borrower LLC 2022 Term Loan B	–	(h)	2/16/2029		6,848,000	6,567,677
Patagonia Bidco Ltd. 2021 GBP Term Loan B (United Kingdom)(b)	10.45% (1 day GBP SONIA + 5.25%	)	11/1/2028	GBP	5,000,000	5,830,735
Total						25,284,530

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Chemicals 0.83%
Aruba Investments Holdings LLC 2020 2nd Lien Term Loan	12.535% (1 mo. USD Term SOFR + 7.75%	)	11/24/2028	$5,000,000	$4,785,725
Aruba Investments Holdings LLC 2020 USD Term Loan	8.785% (1 mo. USD Term SOFR + 4.00%	)	11/24/2027	1,984,655	1,986,143
ASP Unifrax Holdings, Inc. 2024 Delayed Draw Term Loan(i)	–	(h)	9/28/2029	3,597,233	3,620,471
Iris Holding, Inc. Term Loan	9.435% (3 mo. USD Term SOFR + 4.75%	)	6/28/2028	11,123,832	10,649,345
Lonza Group AG USD Term Loan B (Luxembourg)(b)	8.629% (3 mo. USD Term SOFR + 3.93%	)	7/3/2028	12,493,266	12,183,558
Plaskolite LLC 2021 Term Loan	8.80% (1 mo. USD Term SOFR + 4.00%	)	12/15/2025	4,835,215	4,772,768
PMHC II, Inc. 2022 Term Loan B	9.058% (3 mo. USD Term SOFR + 4.25%	)	4/23/2029	12,126,544	11,987,938
USALCO LLC 2024 Delayed Draw Term Loan(i)	–	(h)	9/17/2031	332,434	334,823
USALCO LLC 2024 Term Loan B	–	(h)	9/17/2031	3,226,566	3,249,749
Total					53,570,520

Commercial Services 1.26%
Albion Financing 3 SARL 2024 USD Term Loan B (Luxembourg)(b)	9.096% (3 mo. USD Term SOFR + 4.25%	)	8/16/2029	1,150,118	1,155,391
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B	8.535% (1 mo. USD Term SOFR + 3.75%	)	5/12/2028	12,377,282	12,366,761
AVSC Holding Corp. 2020 Term Loan B1	0.25% - 8.04% (1 mo. USD Term SOFR + 3.50%	)	3/3/2025	9,941,387	9,923,542
CoreLogic, Inc. 2nd Lien Term Loan	11.30% (1 mo. USD Term SOFR + 6.50%	)	6/4/2029	9,930,000	9,786,214
Crash Champions LLC 2024 Term Loan B	9.852% (3 mo. USD Term SOFR + 4.75%	)	2/23/2029	14,155,814	13,773,607
Nuvei Technologies Corp. 2024 Term Loan B1 (Canada)(b)	–	(h)	7/18/2031	6,824,000	6,811,205
PG Investment Co. 59 SARL Term Loan B (Luxembourg)(b)	7.604% (3 mo. USD Term SOFR + 3.00%	)	3/26/2031	10,174,000	10,205,794
Raven Acquisition Holdings LLC Delayed Draw Term Loan(i)	–	(h)	10/24/2031	569,667	566,607

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Commercial Services (continued)
Raven Acquisition Holdings LLC Term Loan B	–	(h)	10/24/2031	$7,975,333	$7,932,506
Spin Holdco, Inc. 2021 Term Loan	9.256% (3 mo. USD Term SOFR + 4.00%	)	3/4/2028	10,003,085	8,737,445
Total					81,259,072

Computers 0.18%
McAfee LLC 2024 USD Term Loan B	8.10% (1 mo. USD Term SOFR + 3.25%	)	3/1/2029	4,489,098	4,489,413
Vision Solutions, Inc. 2021 Incremental Term Loan	–	(h)	4/24/2028	6,848,000	6,771,576
Total					11,260,989

Consumer Non-Durables 0.12%
Anastasia Parent LLC 2018 Term Loan B	8.615% (3 mo. USD Term SOFR + 3.75%	)	8/11/2025	11,617,370	7,974,860

Containers & Packaging 0.12%
Tosca Services LLC 2024 First Out Superpriority Term Loan	–	(h)	11/30/2028	1,184,150	1,198,585
Tosca Services LLC 2024 Second Out Superpriority PIK Term Loan B	–	(h)	11/30/2028	7,187,094	6,495,372
Total					7,693,957

Diversified Capital Goods 0.14%
Grinding Media, Inc. 2021 Term Loan B	8.898% (3 mo. USD Term SOFR + 4.00%	)	10/12/2028	8,928,447	8,950,768

Diversified Financial Services 0.70%
Advisor Group, Inc. 2024 Term Loan	8.685% (1 mo. USD Term SOFR + 4.00%	)	8/17/2028	15,059,258	15,077,253
Aretec Group, Inc. 2024 Term Loan B	8.685% (1 mo. USD Term SOFR + 4.00%	)	8/9/2030	12,572,411	12,520,361
Assetmark Financial Holdings, Inc. 2024 Term Loan	7.604% (3 mo. USD Term SOFR + 3.00%	)	9/5/2031	1,686,000	1,682,535
Edelman Financial Center LLC 2024 2nd Lien Term Loan	9.935% (1 mo. USD Term SOFR + 5.25%	)	10/6/2028	7,012,000	7,033,913
Hudson River Trading LLC 2024 Term Loan B	–	(h)	3/29/2030	8,919,000	8,852,108
Total					45,166,170

Electronics 0.14%
Lsf12 Crown U.S. Commercial Bidco LLC Term Loan B	–	(h)	10/10/2031	9,194,000	9,205,493

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Energy: Alternate Sources 0.08%
CPV Fairview LLC Term Loan B	8.185% (1 mo. USD Term SOFR + 3.50%	)	8/14/2031	$5,377,000	$5,393,803

Engineering & Construction 0.06%
Brand Industrial Services, Inc. 2024 Term Loan B	9.748% (3 mo. USD Term SOFR + 4.50%	)	8/1/2030	3,673,458	3,632,517

Entertainment 0.42%
AMC Entertainment Holdings, Inc. 2024 Term Loan	–	(h)	1/4/2029	6,847,000	6,975,381
Delta 2 Lux SARL 2024 Term Loan B1 (Luxembourg)(b)	–	(h)	9/10/2031	6,666,667	6,674,167
Delta 2 Lux SARL 2024 Term Loan B2 (Luxembourg)(b)	–	(h)	9/10/2031	3,333,333	3,337,083
Flutter Financing BV Term Loan B (Netherlands)(b)	–	(h)	11/29/2030	10,000,000	10,010,000
Total					26,996,631

Environmental Control 0.12%
Heritage-Crystal Clean, Inc. Term Loan B	9.259% (1 mo. USD Term SOFR + 4.50%	)	10/17/2030	7,723,224	7,771,495

Financial 0.35%
AqGen Island Holdings, Inc. Term Loan	8.30% (1 mo. USD Term SOFR + 3.50%	)	8/2/2028	8,941,064	8,969,005
Asurion LLC 2021 Second Lien Term Loan B4	10.05% (1 mo. USD Term SOFR + 5.25%	)	1/20/2029	13,898,000	13,304,903
Total					22,273,908

Food 0.10%
Aspire Bakeries Holdings LLC Term Loan	–	(h)	12/13/2030	6,449,000	6,457,061

Gaming/Leisure 0.16%
888 Acquisitions Ltd. USD Term Loan B (United Kingdom)(b)	9.495% (6 mo. USD Term SOFR + 5.25%	)	7/1/2028	6,208,101	5,773,533
United FP Holdings LLC 2019 1st Lien Term Loan	8.847% (3 mo. USD Term SOFR + 4.00%	)	12/30/2026	4,948,191	4,796,678
Total					10,570,211

Gas Distribution 0.08%
Freeport LNG Investments LLLP Term Loan B	8.379% (3 mo. USD Term SOFR + 3.50%	)	12/21/2028	4,961,442	4,940,877

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Health Care Products 0.10%
Hanger, Inc. 2024 Delayed Draw Term Loan	–	(h)	10/16/2031	$84,815	$84,992
Hanger, Inc. 2024 Term Loan B	–	(h)	10/16/2031	4,519,185	4,528,607
Resonetics LLC 2024 Term Loan	8.368% (3 mo. USD Term SOFR + 3.75%	)	6/18/2031	1,763,000	1,769,673
Total					6,383,272

Health Care Services 1.06%
ADMI Corp. 2021 Incremental Term Loan B3	8.55% (1 mo. USD Term SOFR + 3.75%	)	12/23/2027	13,905,941	13,673,017
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B	10.085% (3 mo. USD Term SOFR + 5.50%	)	3/30/2029	7,316,235	7,169,910
eResearchTechnology, Inc. 2024 Term Loan	8.685% (1 mo. USD Term SOFR + 4.00%	)	2/4/2027	4,477,179	4,493,028
National Mentor Holdings, Inc. 2021 Term Loan	8.454% - 8.54% (1 mo. USD Term SOFR + 3.75% (3 mo. USD Term SOFR + 3.75%	) )	3/2/2028	15,991,772	15,729,427
National Mentor Holdings, Inc. 2021 Term Loan C	8.454% (3 mo. USD Term SOFR + 3.75%	)	3/2/2028	306,325	301,300
Star Parent, Inc. Term Loan B	8.354% (3 mo. USD Term SOFR + 3.75%	)	9/27/2030	15,757,119	15,455,843
Team Health Holdings, Inc. 2022 Term Loan B	–	(h)	3/2/2027	9,423,509	9,249,456
Wellpath Holdings, Inc. 2018 1st Lien Term Loan(e)	–	(h)	10/1/2025	3,463,255	2,150,110
Total					68,222,091

Healthcare 0.78%
Athenahealth Group, Inc. 2022 Term Loan B	7.935% (1 mo. USD Term SOFR + 3.25%	)	2/15/2029	2,984,733	2,980,062
CCRR Parent, Inc. Term Loan B	9.05% (1 mo. USD Term SOFR + 4.25%	)	3/6/2028	11,817,057	8,951,421
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B	8.835% (3 mo. USD Term SOFR + 4.25%	)	3/30/2029	3,967,955	3,794,357
Gainwell Acquisition Corp. Term Loan B	8.704% (3 mo. USD Term SOFR + 4.00%	)	10/1/2027	14,657,927	14,122,913
Hunter Holdco 3 Ltd. USD Term Loan B (United Kingdom)(b)	8.954% (3 mo. USD Term SOFR + 4.25%	)	8/19/2028	7,110,000	6,967,800
Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan	8.185% (3 mo. USD Term SOFR + 3.50%	)	11/1/2028	12,691,750	9,567,802

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Healthcare (continued)
Physician Partners LLC Term Loan	8.735% (3 mo. USD Term SOFR + 4.00%	)	12/26/2028	$6,427,144	$3,604,535
Total					49,988,890

Home Furnishings 0.16%
Tempur Sealy International, Inc. 2024 Term Loan B	–	(h)	10/3/2031	10,000,000	10,008,350

Household Equipment/Products 0.10%
Kronos Acquisition Holdings, Inc. 2024 Term Loan	–	(h)	7/8/2031	6,586,000	6,207,338

Housing 0.09%
Solis IV BV USD Term Loan B1 (Netherlands)(b)	8.571% (3 mo. USD Term SOFR + 3.50%	)	2/26/2029	5,944,265	5,934,636

Information Technology 0.06%
Ensono LP 2021 Term Loan	8.80% (1 mo. USD Term SOFR + 4.00%	)	5/26/2028	3,969,309	3,961,867

Insurance 0.40%
Amynta Agency Borrower, Inc. 2024 Term Loan B	8.435% (1 mo. USD Term SOFR + 3.75%	)	2/28/2028	5,338,620	5,359,734
Ardonagh Midco 3 PLC 2024 USD Term Loan B (United Kingdom)(b)	8.354% - 8.53% (3 mo. USD Term SOFR + 3.75%	)	2/15/2031	8,000,000	8,037,520
OneDigital Borrower LLC 2024 2nd Lien Term Loan	–	(h)	7/2/2031	6,360,000	6,304,350
OneDigital Borrower LLC 2024 Term Loan	7.935% (1 mo. USD Term SOFR + 3.25%	)	7/2/2031	6,268,315	6,270,258
Total					25,971,862

Integrated Energy 0.19%
Esdec Solar Group BV Term Loan B (Netherlands)(b)	9.865% (3 mo. USD Term SOFR + 5.00%	)	8/30/2028	13,005,167	12,322,395

Internet 0.22%
Barracuda Networks, Inc. 2022 Term Loan	–	(h)	8/15/2029	8,849,000	8,364,517
MH Sub I LLC 2021 2nd Lien Term Loan	10.935% (1 mo. USD Term SOFR + 6.25%	)	2/23/2029	3,025,738	2,973,741
MH Sub I LLC 2023 Term Loan	8.935% (1 mo. USD Term SOFR + 4.25%	)	5/3/2028	2,948,929	2,933,904
Total					14,272,162

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Investment Management Companies 0.27%
Dragon Buyer, Inc Term Loan B	7.897% (3 mo. USD Term SOFR + 3.25%	)	9/30/2031	$6,523,000	$6,491,429
NEXUS Buyer LLC 2024 Term Loan B	8.685% (1 mo. USD Term SOFR + 4.00%	)	7/31/2031	10,752,291	10,734,980
Total					17,226,409

Leisure Time 0.28%
City Football Group Ltd. 2024 Term Loan (United Kingdom)(b)	7.832% (1 mo. USD Term SOFR + 3.00%	)	7/22/2030	9,012,577	8,922,451
Fitness International LLC 2024 Term Loan B	10.035% (1 mo. USD Term SOFR + 5.25%	)	2/5/2029	4,224,057	4,228,450
Life Time Fitness, Inc. 2024 Term Loan B	–	(h)	10/22/2031	3,793,000	3,793,797
Recess Holdings, Inc. 2024 Term Loan B	9.085% (3 mo. USD Term SOFR + 4.50%	)	2/20/2030	1,156,095	1,163,228
Total					18,107,926

Lodging 0.05%
Spectacle Gary Holdings LLC 2021 Term Loan B	9.035% (1 mo. USD Term SOFR + 4.25%	)	12/11/2028	3,242,138	3,228,618

Machinery: Diversified 0.52%
Arcline FM Holdings LLC 2024 Term Loan	9.567% (6 mo. USD Term SOFR + 4.50%	)	6/23/2028	6,625,120	6,656,424
CD&R Hydra Buyer, Inc. 2024 Term Loan B	8.785% (1 mo. USD Term SOFR + 4.00%	)	3/25/2031	4,772,020	4,766,055
CPM Holdings, Inc. 2023 Term Loan	9.344% (1 mo. USD Term SOFR + 4.50%	)	9/28/2028	13,327,124	13,084,371
Engineered Machinery Holdings, Inc. 2021 USD 2nd Lien Incremental Term Loan	11.365% (3 mo. USD Term SOFR + 6.50%	)	5/21/2029	1,308,359	1,314,907
Engineered Machinery Holdings, Inc. 2021 USD 2nd Lien Term Loan	10.865% (3 mo. USD Term SOFR + 6.00%	)	5/21/2029	5,000,000	5,013,750
SPX Flow, Inc. 2024 Term Loan B	8.185% (1 mo. USD Term SOFR + 3.50%	)	4/5/2029	2,780,351	2,789,637
Total					33,625,144

Media 0.68%
DirecTV Financing LLC 2024 Term Loan	10.097% (3 mo. USD Term SOFR + 5.25%	)	8/2/2029	17,326,892	16,888,261
Sinclair Television Group, Inc. 2021 Term Loan B3	7.80% (1 mo. USD Term SOFR + 3.00%	)	4/1/2028	7,614,563	5,995,098

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Media (continued)
Sinclair Television Group, Inc. 2022 Term Loan B4	8.535% (1 mo. USD Term SOFR + 3.75%	)	4/21/2029	$9,987,985	$7,865,538
Sinclair Television Group, Inc. Term Loan B2B	7.30% (1 mo. USD Term SOFR + 2.50%	)	9/30/2026	1,672,729	1,622,414
Virgin Media Bristol LLC 2023 USD Term Loan Y	7.724% (6 mo. USD Term SOFR + 3.18%	)	3/31/2031	5,500,000	5,349,905
Ziggo Financing Partnership USD Term Loan I (Netherlands)(b)	7.418% (1 mo. USD Term SOFR + 2.50%	)	4/30/2028	6,000,000	5,923,320
Total					43,644,536

Media: Content 0.02%
NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan	11.718% (3 mo. USD Term SOFR + 7.00%	)	10/19/2026	1,186,388	999,639

Metal Fabricate/Hardware 0.15%
Crosby U.S. Acquisition Corp. 2024 1st Lien Term Loan B	8.185% (1 mo. USD Term SOFR + 3.50%	)	8/16/2029	2,593,280	2,608,153
Tank Holding Corp. 2022 Term Loan	10.245% - 10.50% (3 mo. USD Term SOFR + 5.75% (6 mo. USD Term SOFR + 5.75%	) )	3/31/2028	3,373,026	3,326,647
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan(i)	10.785% (3 mo. USD Term SOFR + 6.00%	)	3/31/2028	1,158,550	1,143,587
Tank Holding Corp. 2023 Incremental Term Loan	10.785% (1 mo. USD Term SOFR + 6.00%	)	3/31/2028	2,733,526	2,698,222
Total					9,776,609

Oil & Gas 0.18%
Waterbridge Midstream Operating LLC 2024 1st Lien Term Loan B	9.393% (3 mo. USD Term SOFR + 4.75%	)	6/27/2029	11,778,000	11,550,861

Oil & Gas Services 0.04%
BANGL LLC Term Loan B	9.092% (3 mo. USD Term SOFR + 4.50%	)	2/1/2029	2,616,810	2,624,451

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Pharmaceuticals 0.08%
Southern Veterinary Partners LLC 2024 1st Lien Term Loan	–	(h)	10/31/2031	$4,881,387	$4,869,183

Pipelines 0.17%
EPIC Y-Grade Services LP 2024 Term Loan B	10.601% (3 mo. USD Term SOFR + 5.75%	)	6/29/2029	7,951,000	7,947,263
Waterbridge Midstream Operating LLC 2024 Term Loan B	9.603% (3 mo. USD Term SOFR + 4.50%	)	5/10/2029	3,305,000	3,307,479
Total					11,254,742

Retail 0.53%
BCPE Grill Parent 2023 Term Loan B	9.435% (1 mo. USD Term SOFR + 4.75%	)	9/30/2030	5,369,425	5,259,781
Park River Holdings, Inc. Term Loan	8.105% (3 mo. USD Term SOFR + 3.25%	)	12/28/2027	4,217,202	4,140,998
RVR Dealership Holdings LLC Term Loan B	8.504% (3 mo. USD Term SOFR + 3.75%	)	2/8/2028	11,367,777	10,233,841
Staples, Inc. 2024 Term Loan B	10.689% (3 mo. USD Term SOFR + 5.75%	)	9/4/2029	10,770,000	9,998,760
Torrid LLC 2021 Term Loan B	10.36% - 10.47% (1 mo. USD Term SOFR + 5.50% (3 mo. USD Term SOFR + 5.50%	) )	6/14/2028	4,791,667	4,434,688
Total					34,068,068

Service 0.13%
DTI Holdco, Inc. 2022 Term Loan	9.435% (1 mo. USD Term SOFR + 4.75%	)	4/26/2029	4,635,176	4,658,722
Red Planet Borrower LLC Term Loan B	8.285% (1 mo. USD Term SOFR + 3.50%	)	10/2/2028	3,592,603	3,455,959
Total					8,114,681

Software 1.27%
Applied Systems, Inc. 2024 2nd Lien Term Loan	9.854% (3 mo. USD Term SOFR + 5.25%	)	2/23/2032	1,032,372	1,063,730
Boxer Parent Co., Inc. 2024 2nd Lien Term Loan (United Kingdom)(b)	10.335% (3 mo. USD Term SOFR + 5.75%	)	7/30/2032	7,525,000	7,423,111
Constant Contact, Inc. Second Lien Term Loan	–	(h)	2/12/2029	11,170,000	10,388,100
Constant Contact, Inc. Term Loan	8.918% (3 mo. USD Term SOFR + 4.00%	)	2/10/2028	6,142,092	5,935,564
Darktrace PLC Term Loan (United Kingdom)(b)	–	(h)	7/2/2031	7,850,000	7,787,867

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Software (continued)
Epicor Software Corp. 2024 Delayed Draw Term Loan	8.095% (1 mo. USD Term SOFR + 3.25%	)	5/30/2031		$454,580	$456,451
Epicor Software Corp. 2024 Term Loan E	7.935% (1 mo. USD Term SOFR + 3.25%	)	5/30/2031		3,874,420	3,890,363
Isolved, Inc. 2024 Term Loan	8.185% (1 mo. USD Term SOFR + 3.50%	)	10/15/2030		4,305,913	4,325,419
Ivanti Software, Inc. 2021 Term Loan B	9.121% (3 mo. USD Term SOFR + 4.25%	)	12/1/2027		4,961,832	4,247,031
Mitchell International, Inc. 2024 2nd Lien Term Loan	9.935% (1 mo. USD Term SOFR + 5.25%	)	6/17/2032		4,942,000	4,882,301
Modena Buyer LLC Term Loan	9.104% (3 mo. USD Term SOFR + 4.50%	)	7/1/2031		9,645,000	9,267,254
Polaris Newco LLC EUR Term Loan B	7.345% (3 mo. EURIBOR + 4.00%	)	6/2/2028	EUR	4,813,594	5,076,001
Project Boost Purchaser LLC 2024 2nd Lien Term Loan	9.897% (3 mo. USD Term SOFR + 5.25%	)	7/16/2032		$1,623,000	1,633,825
Project Boost Purchaser LLC 2024 Term Loan	8.147% (3 mo. USD Term SOFR + 3.50%	)	7/16/2031		1,365,127	1,368,423
Rocket Software, Inc. 2023 USD Term Loan B	9.435% (1 mo. USD Term SOFR + 4.75%	)	11/28/2028		5,689,728	5,706,370
Zelis Payments Buyer, Inc. 1st Lien Term Loan B	–	(h)	10/25/2031		8,377,000	8,350,822
Total						81,802,632

Software/Services 0.15%
Peraton Corp. Term Loan B	8.535% (1 mo. USD Term SOFR + 3.75%	)	2/1/2028		10,000,000	9,705,750
Technology Hardware & Equipment 0.09%
Atlas CC Acquisition Corp. Term Loan B	9.569% (3 mo. USD Term SOFR + 4.25%	)	5/25/2028		6,882,936	5,002,174
Atlas CC Acquisition Corp. Term Loan C	9.569% (3 mo. USD Term SOFR + 4.25%	)	5/25/2028		1,391,806	1,011,495
Total						6,013,669

Telecommunications 0.43%
Delta TopCo, Inc. 2024 2nd Lien Term Loan	9.948% (6 mo. USD Term SOFR + 5.25%	)	11/29/2030		1,554,000	1,573,425
Delta TopCo, Inc. 2024 Term Loan	8.198% (6 mo. USD Term SOFR + 3.50%	)	11/30/2029		2,545,210	2,549,448

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Telecommunications (continued)
Lumen Technologies, Inc. 2024 Extended Term Loan B1	7.182% (1 mo. USD Term SOFR + 2.35%	)	4/15/2029	$14,159,228	$12,895,517
Lumen Technologies, Inc. 2024 Extended Term Loan B2	7.182% (1 mo. USD Term SOFR + 2.35%	)	4/15/2030	5,784,084	5,201,337
Zayo Group Holdings, Inc. USD Term Loan	–	(h)	3/9/2027	5,873,000	5,533,041
Total					27,752,768

Transportation 0.20%
Genesee & Wyoming, Inc. 2024 Term Loan B	6.604% (3 mo. USD Term SOFR + 2.00%	)	4/10/2031	13,000,000	12,980,565

Utilities 1.10%
Calpine Corp. Term Loan B9	6.685% (1 mo. USD Term SOFR + 2.00%	)	1/31/2031	10,000,000	9,982,950
Cornerstone Generation LLC Term Loan B	–	(h)	10/28/2031	7,594,000	7,603,493
Hamilton Projects Acquiror LLC 2024 Term Loan B	8.435% (1 mo. USD Term SOFR + 3.75%	)	5/22/2031	5,311,687	5,341,539
Lightstone Holdco LLC 2022 Extended Term Loan B	10.335% (3 mo. USD Term SOFR + 5.75%	)	1/29/2027	13,116,668	13,300,563
Lightstone Holdco LLC 2022 Extended Term Loan C	10.335% (3 mo. USD Term SOFR + 5.75%	)	1/29/2027	682,033	691,595
Nautilus Power LLC 2023 Term Loan B	10.115% (3 mo. USD Term SOFR + 5.25%)		11/16/2026	14,423,701	14,395,358
Red Oak Power LLC Term Loan	8.593% (PRIME Rate + 4.00%	)	10/1/2030	12,774,000	12,768,699
South Field LLC Term Loan B	–	(h)	8/29/2031	6,170,540	6,175,693
South Field LLC Term Loan C	–	(h)	8/29/2031	378,460	378,776
Total					70,638,666
Total Floating Rate Loans (cost $995,973,353)					995,547,049

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.31%

Angola 0.16%
Angola Government International Bonds	8.00%		11/26/2029	6,350,000	5,824,982
Angola Government International Bonds	8.25%		5/9/2028	5,000,000	4,783,612
Total					10,608,594

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Gabon 0.15%
Gabon Government International Bonds	6.95%	6/16/2025	$9,600,000	$9,380,141
Total Foreign Government Obligations (cost $19,868,937)				19,988,735

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 2.43%
Government National Mortgage Association(j)	6.00%	TBA	25,531,000	25,681,738
Government National Mortgage Association(j)	6.50%	TBA	25,438,000	25,839,701
Government National Mortgage Association(j)	7.00%	TBA	25,761,000	26,324,281
Uniform Mortgage-Backed Security(j)	6.00%	TBA	25,434,000	25,595,502
Uniform Mortgage-Backed Security(j)	6.50%	TBA	25,174,000	25,692,491
Uniform Mortgage-Backed Security(j)	7.00%	TBA	26,007,000	26,936,516
Total Government Sponsored Enterprises Pass-Throughs (cost $156,788,548)				156,070,229

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.28%
ROCK Trust Secies 2024-CNTR Class E† (cost $17,660,000)	8.819%	11/13/2041	17,660,000	18,049,604
Total Long-Term Investments (cost $6,528,073,758)				6,610,309,903

SHORT-TERM INVESTMENTS 5.70%

COMMERCIAL PAPER 0.31%

Diversified Financial Services 0.31%
Brookfield Corporate Treasury Ltd.† (cost $19,983,067)	5.166%	11/7/2024	20,000,000	19,983,067

REPURCHASE AGREEMENTS 1.65%
Repurchase Agreement dated 10/31/2024, 4.860% due 11/1/2024 with Barclays Bank PLC collateralized by $101,278,900 of U.S. Treasury Note at 3.750% due 8/15/2027; value: $101,020,408; proceeds: $99,013,365 (cost $99,000,000)			99,000,000	99,000,000
Repurchase Agreement dated 10/31/2024, 2.400% due 11/1/2024 with Fixed Income Clearing Corp. collateralized by $5,760,700 of U.S. Treasury Inflation Indexed Note at 0.125% due 7/15/2026; value: $7,360,873; proceeds: $7,216,846 (cost $7,216,365)			7,216,365	7,216,365
Total Repurchase Agreements (cost $106,216,365)				106,216,365

TIME DEPOSITS 0.37%
CitiBank N.A.(k) (cost $24,087,236)			24,087,236	24,087,236

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Investments	Shares	Fair Value
MONEY MARKET FUNDS 3.37%
Fidelity Government Portfolio(k) (cost $216,785,121)	216,785,121	$216,785,121
Total Short-Term Investments (cost $367,071,789)		367,071,789
Total Investments in Securities 108.37% (cost $6,895,145,547)		6,977,381,692
Less Unfunded Loan Commitments (0.08%) (cost $5,128,389)		(5,153,538)
Net Investments in Securities 108.29% (cost $6,890,017,158)		6,972,228,154
Other Assets and Liabilities – Net(l) (8.29)%		(533,818,949)
Net Assets 100.00%		$6,438,409,205

CHF	Swiss Franc.
EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2024, the total value of Rule 144A securities was $4,100,592,094, which represents 63.69% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at October 31, 2024.
(a)	Securities purchased on a when-issued basis.
(b)	Foreign security traded in U.S. dollars.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Defaulted (non-income producing security).
(f)	Step Bond – Security with a predetermined schedule of interest rate changes.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at October 31, 2024.
(h)	Interest Rate to be determined.
(i)	Security partially/fully unfunded.
(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(k)	Security was purchased with the cash collateral from loaned securities.
(l)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at October 31, 2024(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly	)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CHS/Community Health Systems, Inc.(4)	Bank of America	5.00%		12/20/2025	$3,000,000	$(196,551)	$200,885	$4,334

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $200,885. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Forward Foreign Currency Exchange Contracts at October 31, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Morgan Stanley	11/20/2024	3,010,000	$3,254,041	$3,276,293	$22,252
Euro	Buy	State Street Bank and Trust	11/20/2024	3,015,000	3,279,464	3,281,735	2,271
British pound	Sell	Bank of America	12/6/2024	5,084,000	6,604,824	6,555,241	49,583
British pound	Sell	Barclays Bank plc	12/6/2024	6,541,000	8,585,552	8,433,877	151,675
British pound	Sell	Barclays Bank plc	12/6/2024	880,000	1,149,321	1,134,660	14,661
British pound	Sell	Citibank	12/6/2024	9,420,000	12,253,960	12,146,020	107,940
British pound	Sell	Goldman Sachs	12/6/2024	3,711,236	4,810,355	4,785,217	25,138
British pound	Sell	State Street Bank and Trust	12/6/2024	106,106,000	139,967,078	136,811,635	3,155,443
British pound	Sell	State Street Bank and Trust	12/6/2024	8,328,000	10,932,668	10,738,010	194,658
British pound	Sell	State Street Bank and Trust	12/6/2024	2,901,000	3,885,625	3,740,510	145,115
British pound	Sell	State Street Bank and Trust	12/6/2024	4,605,000	6,131,959	5,937,624	194,335
British pound	Sell	State Street Bank and Trust	12/6/2024	1,912,000	2,554,348	2,465,307	89,041
British pound	Sell	State Street Bank and Trust	12/6/2024	3,624,000	4,813,531	4,672,736	140,795
British pound	Sell	State Street Bank and Trust	12/6/2024	3,008,000	3,927,890	3,878,474	49,416
Euro	Sell	Bank of America	11/20/2024	1,844,000	2,063,063	2,007,137	55,926
Euro	Sell	Bank of America	11/20/2024	2,648,000	2,962,471	2,882,267	80,204
Euro	Sell	Morgan Stanley	11/20/2024	2,857,000	3,163,586	3,109,757	53,829
Euro	Sell	Morgan Stanley	11/20/2024	7,801,000	8,577,037	8,491,149	85,888
Euro	Sell	State Street Bank and Trust	11/20/2024	143,356,000	158,480,058	156,038,607	2,441,451
Euro	Sell	State Street Bank and Trust	11/20/2024	5,487,000	6,137,154	5,972,431	164,723
Euro	Sell	State Street Bank and Trust	11/20/2024	1,471,000	1,604,490	1,601,138	3,352
Swiss franc	Sell	State Street Bank and Trust	11/15/2024	6,111,000	7,137,451	7,085,104	52,347
Swiss franc	Sell	State Street Bank and Trust	11/15/2024	1,799,000	2,102,121	2,085,764	16,357
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$7,296,400

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2024

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Bank of America	11/20/2024	2,247,000	$2,485,541	$2,445,791	$(39,750)
Euro	Buy	Bank of America	11/20/2024	1,453,000	1,613,644	1,581,546	(32,098)
Euro	Buy	Citibank	11/20/2024	3,873,000	4,293,394	4,215,642	(77,752)
Euro	Buy	Morgan Stanley	11/20/2024	2,873,000	3,174,943	3,127,172	(47,771)
Euro	Buy	Morgan Stanley	11/20/2024	1,692,000	1,869,620	1,841,690	(27,930)

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	State Street Bank and Trust	11/20/2024	1,553,000	$1,730,892	$1,690,393	$(40,499)
Euro	Buy	State Street Bank and Trust	11/20/2024	1,529,000	1,700,772	1,664,270	(36,502)
Euro	Buy	State Street Bank and Trust	11/20/2024	774,000	861,972	842,475	(19,497)
Euro	Sell	State Street Bank and Trust	11/20/2024	3,034,000	3,300,396	3,302,416	(2,020)
Euro	Sell	State Street Bank and Trust	11/20/2024	3,492,000	3,785,567	3,800,935	(15,368)
Euro	Sell	State Street Bank and Trust	11/20/2024	5,676,000	6,175,986	6,178,152	(2,166)
Euro	Sell	State Street Bank and Trust	11/20/2024	791,000	859,428	860,979	(1,551)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(342,904)

Futures Contracts at October 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2024	993	Long	$109,708,927	$109,695,469	$(13,458)
U.S. 5-Year Treasury Note	December 2024	3,776	Long	407,316,081	404,917,000	(2,399,081)
Total Unrealized Depreciation on Futures Contracts						$(2,412,539)

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH YIELD FUND October 31, 2024

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$110,991,001	$–	$110,991,001
Convertible Bonds	–	132,431,180	–	132,431,180
Corporate Bonds	–	5,177,232,105	–	5,177,232,105
Floating Rate Loans	–	995,547,049	–	995,547,049
Less Unfunded Loan Commitments	–	(5,153,538)	–	(5,153,538)
Foreign Government Obligations	–	19,988,735	–	19,988,735
Government Sponsored Enterprises Pass-Throughs	–	156,070,229	–	156,070,229
Non-Agency Commercial Mortgage-Backed Securities	–	18,049,604	–	18,049,604
Short-Term Investments
Commercial Paper	–	19,983,067	–	19,983,067
Repurchase Agreements	–	106,216,365	–	106,216,365
Time Deposits	–	24,087,236	–	24,087,236
Money Market Funds	216,785,121	–	–	216,785,121
Total	$216,785,121	$6,755,443,033	$–	$6,972,228,154
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$4,334	$–	$4,334
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	7,296,400	–	7,296,400
Liabilities	–	(342,904)	–	(342,904)
Futures Contracts
Assets	–	–	–	–
Liabilities	(2,412,539)	–	–	(2,412,539)
Total	$(2,412,539)	$6,957,830	$–	$4,545,291

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Condensed Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

80	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Trust I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory Trust on May 1, 2001. The Trust currently consists of nine funds as of October 31, 2024. This report covers the following five funds separately, a “Fund” and collectively, the “Funds”). Lord Abbett Climate Focused Bond Fund (“Climate Focused Bond Fund”), Lord Abbett Emerging Markets Equity Fund (“Emerging Markets Equity Fund), Lord Abbett International Growth Fund (“International Growth Fund”), Lord Abbett Investment Grade Floating Rate Fund (“Investment Grade Floating Rate Fund”, and Lord Abbett Short Duration High Yield Fund (“Short Duration High Yield Fund”). Emerging Markets Equity Fund commenced operations on March 2, 2022 and Investment Grade Floating Rate Fund commenced operations on May 1, 2023.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

81

Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Pricing Committee may also use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value as of the close of each business day.

(b)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical investments;

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of October 31, 2024 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

82

Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of October 31, 2024, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Short Duration High Yield Fund	$230,629,379	$240,872,357

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